      As Filed with the Securities and Exchange Commission on July 30, 2004
                                                                File No. 2-15037
                                                                File No. 811-879
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                          ----------------------------

                                    FORM N-1A


      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/


                Post-Effective Amendment No. 72                         /X/


                                     AND/OR

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/


                Amendment No. 72                                        /X/


                              TRAINER WORTHAM FUNDS
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                 1230 Avenue of the Americas, New York, NY 10020
                 -----------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 759-7755
                                                           --------------


                        --------------------------------

                           Patrick W. D. Turley, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401
               (Name and address of agent for service of process)

                        --------------------------------


It is proposed that this filing become effective (check appropriate box):

/ /   immediately upon filing pursuant to Paragraph (b);
/ /   on pursuant to Paragraph (b);
/X/   60 days after filing pursuant to Paragraph (a)(1);
/ /   on                             (date) pursuant to Paragraph (a)(1);
         ---------------------------
/ /   75 days after filing pursuant to Paragraph (a)(2); or
/ /   on                             (date) pursuant to paragraph (a) (2) of
         ---------------------------
      Rule 485.

[LOGO]

                           HALLMARK FIRST MUTUAL FUND
                         HALLMARK TOTAL RETURN BOND FUND
                      HALLMARK CONVERTIBLE SECURITIES FUND
                       OF HALLMARK INVESTMENT SERIES TRUST

                                   PROSPECTUS
                               SEPTEMBER __, 2004

The HALLMARK INVESTMENT SERIES TRUST is a no-load, open-end investment company.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT BEEN APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

ABOUT THE HALLMARK FUNDS                                                          PAGE
                                                                                  ----
    The Hallmark First Mutual Fund........................................
            Investment Objective..........................................
            Principal Investment Strategies...............................
            Principal Risks...............................................
            Performance History...........................................
            Fees & Expenses...............................................
    The Hallmark Total Return Bond Fund...................................
            Investment Objective..........................................
            Principal Investment Strategies...............................
            Principal Risks...............................................
            Performance History...........................................
            Fees & Expenses...............................................
    The Hallmark Convertible Securities Fund..............................
            Investment Objective..........................................
            Principal Investment Strategies...............................
            Principal Risks...............................................
            Performance History...........................................
            Fees & Expenses...............................................
    Fund Management.......................................................

YOUR ACCOUNT
    How to Buy Shares.....................................................
    How to Sell Shares....................................................

EXCESSIVE AND SHORT-TERM TRADING..........................................

SHAREHOLDER SERVICES......................................................

DIVIDENDS & TAXES.........................................................

FINANCIAL HIGHLIGHTS......................................................

GLOSSARY..................................................................

PRIVACY POLICY............................................................

                         THE HALLMARK FIRST MUTUAL FUND
                (formerly the Trainer Wortham First Mutual Fund)

                              INVESTMENT OBJECTIVE

The Fund's primary investment objective is to seek capital appreciation through investments in common stock. The Fund's secondary investment objective is to seek income from dividends and interest.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment strategy emphasizes investing in companies that, in the opinion of Fund Management, offer prospects for capital growth and growth of earnings and dividends.

Consistent with the Fund's investment objective, the Fund:

      - may invest in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

      - may invest up to 15% of its net assets in foreign securities in the form of American Depository Receipts ("ADRs")

      - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

      - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

      -     may engage in repurchase transactions

TEMPORARY DEFENSIVE STRATEGIES. For cash management purposes and in response to market, economic, political or other conditions, the Fund may temporarily hold up to 100% of its assets in cash or cash equivalents, including shares of affiliated money market funds. If the Fund acquires shares in an affiliated money market fund, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such money market fund (including investment advisory fees).

                                 PRINCIPAL RISKS

Many factors affect performance and the Fund cannot guarantee that it will achieve its investment objectives. When you redeem your shares of the Fund, they could be worth more or less than what you paid for them. As a result, an investor could lose money on an investment in the Fund. The Fund is subject to the following primary risks:

MARKET RISK. The Fund's share price changes daily based on changes in market conditions that affect the value of the Fund's portfolio. A stock or bond market in which the Fund invests may go down in value in response to economic, political or financial developments. A stock market may go down quickly and unpredictably.

ISSUER-SPECIFIC RISKS. The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole. An individual issuer's securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding. There is also a risk that the price of a security may never reach the level that the Fund believes is representative of its full value.

DEBT SECURITIES. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. This is the risk that the value of debt securities usually fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Market expectations regarding future rates of inflation may also affect the value of debt securities.

CONVERTIBLE SECURITIES. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. A convertible's value usually reflects both its current income payments and the market value of the underlying common stock. The market value of a debt convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. The portion of the value of a convertible security that reflects the value of the underlying common stock is subject to the same types of market and issuer risk as that stock.

FOREIGN SECURITIES RISKS. Foreign securities markets often are not as developed or efficient as those in the United States and securities traded in foreign markets are often more volatile than those traded in the United States. There are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, which may make it difficult for the Fund to buy and sell securities on those exchanges. There may be less information available regarding foreign companies, making it harder to value foreign securities than U.S. securities. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent that the United States does. Some countries may not have laws comparable to the U.S. securities laws to protect investors. Accounting standards in other countries are often not the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder to accurately determine a company's financial condition. Certain foreign economic markets may be less favorable than that of the United States in terms of growth, inflation rates, capital reinvestment, diversification or balance of payments. Some countries that the Fund may invest in may experience uncertain national policies, political instability, the potential for expropriation of assets, confiscatory taxation or unfavorable diplomatic developments.

DEPOSITARY RECEIPTS. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. Depositary receipts would generally be subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

REPURCHASE AGREEMENT. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs or lose money in exercising its rights under the agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would be considered to only constitute collateral for the seller's obligation to pay the repurchase price. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from the failure of the seller to perform.

TEMPORARY DEFENSIVE STRATEGY RISK. If the Fund temporarily holds assets in cash or cash equivalents, it may not achieve its investment objectives.

SUITABILITY. Different investors have different investment goals. You should consider investing in the Fund if you are looking to add a growth component to your portfolio and are investing for long-term goals. The Fund is not intended to be a balanced investment program. It is intended to provide professional management for your assets and a convenient way to gain exposure to the common stock of companies that are expected to realize capital gains as part of a diversified portfolio.

                               PERFORMANCE HISTORY

Class R Shares of the Fund are new and have no performance history. The performance information shown below is for the Trainer Wortham First Mutual Fund Shares, which were designated Class A prior to September __, 2004 (Class I Shares). Class R Shares and Class I Shares would have substantially similar returns because both classes of shares invest in the same portfolio of securities. Annual returns differ only to the extent that the classes do not have the same expenses. The bar chart below shows the annual returns of the Class I Shares for each full calendar year since inception. The accompanying "Average Annual Total Return as of December 31, 2003" table gives some indication of the risk of an investment on the Fund by comparing the Class I Shares' performance to that of the Standard & Poor's 500 Index (S&P 500). It is a market-value weighted index and one of the most widely used benchmarks of U.S. equity performance. Market indices are unmanaged and, unlike a mutual fund, their performance assumes no taxes, transaction costs, management fees, or other expenses. The bar chart and table assume reinvestment of dividends and distributions, if any. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. As with all mutual funds, past performance (before and after taxes) is not a prediction of how a fund will perform in the future.

The Hallmark First Mutual Fund - Class I Shares*
1994                                                  -15.10%
1995                                                   45.93%
1996                                                   21.36%
1997                                                   23.10%
1998                                                   34.20%
1999                                                   46.66%
2000                                                  -19.02%
2001                                                  -23.52%
2002                                                  -26.18%
2003                                                   __.__%

During the ten years shown on the bar chart:

Best Quarter: ___Q ____ __.__%
Worst Quarter: ___Q ____ __.__%

Total Return for the Period 1/1/04-6/30/04: __.__%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                             PAST           PAST 5         PAST 10
                                                                             YEAR           YEARS           YEARS
                                                                             ----           ------         -------
The Hallmark First Mutual Fund - Class I Shares*
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
                                                                             ----           -----           -----
S&P 500 Index (reflects no deduction for expenses or taxes)
                                                                             ====           =====           =====

* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares. Class I figures includes all applicable fees and sales charges.

                                 FEES & EXPENSES

You will pay certain fees and expenses, described in the table below, if you buy and hold shares of the Fund. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares. Class R Shares of the Fund had not yet commenced operations as of the date of this Prospectus; therefore, the Other Expenses indicated in the table for Class R Shares are estimated expenses.

                                                        CLASS R            CLASS I*
                                                        -------            --------
SHAREHOLDER FEES**                                        None               None
(Fees paid directly from your investment)
   Shareholder Transaction Fees                           0.00%              0.00%
   Redemption Fees                                        0.00%              0.00%

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets)
   Comprehensive Management Fee***                        1.30%              1.00%
   Distribution (12b-1) Fee                               0.25%              0.00%
   Other Expenses+                                        0.00%              0.00%
                                                          ----               ----
Total Annual Fund Operating Expenses                      1.55%              1.00%

* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares.

** The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or additional services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on Class R accounts (other than IRA accounts) with a monthly average account balance of less than the minimum balance of $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A $2 fee may be charged for Class R redemption checks issued by the Fund for less than $100 and a $100 fee may be charged for Class I redemption checks issued by the Fund for less than $100,000. A $10 fee may be charged for Class R wire redemptions of less than $10,000 and a $100 fee may be charged for Class I wire redemptions of less than $100,000.

*** The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share. The Fund estimates that these Other Expenses will be less than 0.005%.

+ Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the ends of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

THE HALLMARK FIRST MUTUAL FUND          ONE YEAR        THREE YEARS        FIVE YEARS        TEN YEARS
------------------------------          --------        -----------        ----------        ---------
      Class R Shares
      Class I Shares*

* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares.

Your costs would be the same whether you stayed in the Fund or redeemed your shares at the end of any period.

                       THE HALLMARK TOTAL RETURN BOND FUND
             (formerly the Trainer Wortham Total Return Bond Fund)

                              INVESTMENT OBJECTIVE

The Fund's investment objective is to seek to maximize total return, consistent with the preservation of capital.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government and government agency securities, investment grade corporate bonds and other fixed-income securities. The Fund seeks to produce conservative, risk-adjusted returns for the Fund. The Fund's securities selection process involves strategic decision-making which considers portfolio sector composition, maturity structure and duration. Fund management analyzes yield ratios and implements a disciplined process which is intended to preserve principal, compound interest and produce sustainable results over the course of a business cycle.

Consistent with the Fund's investment objective, the Fund:

      - invests at least 80% of the value of its assets in fixed-income securities

      - may invest in corporate notes, bonds and debentures that are rated investment grade at the time of purchase

      - may invest in U.S. Treasury securities including Treasury bills, Treasury notes and Treasury bonds

      - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

      - may invest in mortgage-related securities including securities issued by various U.S. Government agencies, as well as those issued by private issuers

      -     may invest in asset-backed securities

      - may invest in municipal obligations issued by states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities

      -     may invest in zero coupon securities

      - may invest in foreign government obligations and supranational obligations

      - may invest in U.S. dollar denominated obligations of foreign corporate issuers

      -     may engage in repurchase transactions

      -     may invest in short-term money market instruments

TEMPORARY DEFENSIVE STRATEGIES. For cash management purposes and in response to market, economic, political or other conditions, the Fund may temporarily hold up to 100% of its assets in cash or cash equivalents, including shares of affiliated money market funds. If the Fund acquires shares in an affiliated money market fund, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such money market fund (including investment advisory fees).

                                 PRINCIPAL RISKS

Many factors affect performance and the Fund cannot guarantee that it will achieve its investment objectives. When you redeem your shares of the Fund, they could be worth more or less than what you paid for them. As a result, an investor could lose money on an investment in the Fund. The Fund is subject to the following primary risks:

MARKET RISK. The Fund's share price changes daily based on changes in market conditions that affect the value of the Fund's portfolio. A market in which the Fund invests may go down in value in response to economic, political or financial developments. A market may go down quickly and unpredictably.

ISSUER-SPECIFIC RISKS. The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole. An individual issuer's securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding. There is also a risk that the price of a security may never reach the level that the Fund believes is representative of its full value.

DEBT SECURITIES. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. This is the risk that the value of debt securities usually fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Market expectations regarding future rates of inflation may also affect the value of debt securities.

REPURCHASE AGREEMENTS. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs or lose money in exercising its rights under the agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would be considered to only constitute collateral for the seller's obligation to pay the repurchase price. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from the failure of the seller to perform.

MORTGAGE-BACKED SECURITIES. When interest rates fall, borrowers may refinance or otherwise repay their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities may be paid off more quickly than anticipated and the Fund may have to invest the proceeds in securities with lower yields, which is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities may be paid off more slowly than originally anticipated, in which case the value of those securities would fall. This risk is known as "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

ASSET BACKED SECURITIES. Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. Certain asset-backed securities may also be subject to "prepayment risk" during periods of falling interest rates and "extension risk" during periods of rising interest rates.

FOREIGN SECURITIES RISKS. Foreign securities markets often are not as developed or efficient as those in the United States and securities traded in foreign markets are often more volatile than those traded in the United States. There are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, which may make it difficult for the Fund to buy and sell securities on those exchanges. There may be less information available regarding foreign companies, making it harder to value foreign securities than U.S. securities. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent that the United States does. Some countries may not have laws comparable to the U.S. securities laws to protect investors. Accounting standards in other countries are often not the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder to accurately determine a company's financial condition. Certain foreign economic markets may be less favorable than that of the United States in terms of growth, inflation rates, capital reinvestment, diversification or balance of payments. Some countries that the Fund may invest in may experience uncertain national policies, political instability, the potential for expropriation of assets, confiscatory taxation or unfavorable diplomatic developments.

TEMPORARY DEFENSIVE STRATEGY RISK. If the Fund temporarily holds assets in cash or cash equivalents, it may not achieve its investment objectives.

SUITABILITY. Different investors have different investment goals. You should consider investing in the Fund if you are looking to add an income component to your portfolio and are willing to accept the risks of price and dividend fluctuations. The Fund is not intended to be a balanced investment program. It is intended to provide professional management for your assets and a convenient way to gain exposure to fixed-income securities as part of a diversified portfolio.

                               PERFORMANCE HISTORY

Class R Shares of the Fund are new and have no performance history. The performance information shown below is for the Trainer Wortham Total Return Bond Fund Shares, which were designated Class A prior to September __, 2004 (TW Shares). Class R Shares and Class I Shares would have substantially similar returns because both classes of shares invest in the same portfolio of securities. Annual returns differ only to the extent that the classes do not have the same expenses. The bar chart below shows the annual returns of the Class I Shares for each full calendar year since inception. The accompanying "Average Annual Total Return as of December 31, 2003" table gives some indication of the risk of an investment on the Fund by comparing the Class I Shares' performance to that of the Lehman Brothers Intermediate Bond Index. The Lehman Brothers Intermediate Bond Index is a widely recognized, unmanaged index of bonds with maturities of at least one year. Market indices are unmanaged and, unlike a mutual fund, their performance assumes no taxes, transaction costs, management fees, or other expenses. The bar chart and table assume reinvestment of dividends and distributions, if any. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R only and will differ to from after-tax returns for Class I because Class I has a lower expense ratio. Class I is new and has no performance history. As with all mutual funds, past performance (before and after taxes) is not a prediction of how a fund will perform in the future.

The Hallmark Total Return Bond Fund - Class I Shares*
1998                                                     6.40%
1999                                                    -0.12%
2000                                                     9.06%
2001                                                     7.99%
2002                                                     6.40%
2003                                                     _.__%

During the six years shown on the bar chart:

Best Quarter: ___Q ____ __.__%
Worst Quarter: ___Q ____ __.__%

Total Return for the Period 1/1/04-6/30/04: __.__%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                             PAST           PAST 5         PAST 10
                                                                             YEAR           YEARS           YEARS
                                                                             ----           ------         -------
The Hallmark Total Return Bond Fund - Class I Shares
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
                                                                             ----           ------         -------
Lehman Brothers Intermediate Bond Index (reflects no deduction for expenses or taxes)
                                                                             ====           ======         =======

* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares. Class I figures includes all applicable fees and sales charges.

                                 FEES & EXPENSES

You will pay certain fees and expenses, described in the table below, if you buy and hold shares of the Fund. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares. Class R Shares of the Fund had not yet commenced operations as of the date of this Prospectus; therefore, the Other Expenses indicated in the table for Class R Shares are estimated expenses.

                                                        CLASS R           CLASS I*
                                                        -------           --------
SHAREHOLDER FEES**                                        None               None
(Fees paid directly from your investment)
   Shareholder Transaction Fees                           0.00%              0.00%
   Redemption Fees                                        0.00%              0.00%

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets)
   Comprehensive Management Fee**                         1.05%              1.00%
   Distribution (12b-1) Fee                               0.25%              0.00%
   Other Expenses+                                        0.00%              0.00%
                                                          ----               ----
Total Annual Fund Operating Expenses                      1.30%              1.00%

* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares.

** The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or additional services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on Class R accounts (other than IRA accounts) with a monthly average account balance of less than the minimum balance of $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A $2 fee may be charged for Class R redemption checks issued by the Fund for less than $100 and a $100 fee may be charged for Class I redemption checks issued by the Fund for less than $100,000. A $10 fee may be charged for Class R wire redemptions of less than $10,000 and a $100 fee may be charged for Class I wire redemptions of less than $100,000.

*** The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share. The Fund estimates that these Other Expenses will be less than 0.005%.

+ Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the ends of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

THE HALLMARK TOTAL RETURN BOND FUND       ONE YEAR        THREE YEARS       FIVE YEARS        TEN YEARS
-----------------------------------       --------        -----------       ----------        ---------
    Class R Shares
    Class I Shares*

* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares.

Your costs would be the same whether you stayed in the Fund or redeemed your shares at the end of any period.

                    THE HALLMARK CONVERTIBLE SECURITIES FUND
            (formerly the Froley, Revy Convertible Securities Fund)

                              INVESTMENT OBJECTIVE

The Fund seeks to provide total return through the combination of current income and long-term capital appreciation.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in convertible securities of companies that Fund management believes have above average growth rates and sound financial characteristics. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock.

Consistent with the Fund's investment objective, the Fund:

    - invests, under normal circumstances, at least 80% of the value of its assets in securities convertible into common stocks: convertible bonds, convertible preferreds, mandatory convertible securities, synthetic convertible securities, warrants, and any rights to purchase common stocks

    - may invest, under normal circumstances, up to 20% of its assets in: common stock, money market instruments, non-convertible corporate or government debt securities and foreign securities

    -     may invest in stock index futures

    - may borrow money to meet shareholder redemptions, but not for speculative purposes

    -     may invest in other investment companies

TEMPORARY DEFENSIVE STRATEGIES. For cash management purposes and in response to market, economic, political or other conditions, the Fund may temporarily hold up to 100% of its assets in cash or cash equivalents, including shares of affiliated money market funds. If the Fund acquires shares in an affiliated money market fund, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such money market fund (including investment advisory fees).

                                 PRINCIPAL RISKS

Many factors affect performance and the Fund cannot guarantee that it will achieve its investment objectives. When you redeem your shares of the Fund, they could be worth more or less than what you paid for them. As a result, an investor could lose money on an investment in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund is subject to the following primary risks:

MARKET RISK. The Fund's share price changes daily based on changes in market conditions that affect the value of the Fund's portfolio. A stock market in which the Fund invests may go down in value in response to economic, political or financial developments. While stocks have historically been a leading choice of long-term investors, a stock market may go down quickly and unpredictably.

ISSUER-SPECIFIC RISKS. The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole. An individual issuer's securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding. There is also a risk that the price of a security may never reach the level that the Fund believes is representative of its full value.

CONVERTIBLE SECURITIES. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. A convertible's value usually reflects both its current income payments and the market value of the underlying common stock. The market value of a debt convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. The portion of the value of a convertible security that reflects the value of the underlying common stock is subject to the same types of market and issuer risk as that stock.

CREDIT RISK. Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations. Because the Fund may invest a majority of its assets in high yield/high risk securities that have credit ratings below investment grade, the Fund is subject to the investment risks associated with such high yield/high risk instruments including the likelihood that changes in economic conditions could lead to a weakened capacity of the issuers of such securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

INTEREST RATE RISK. When interest rates go up, the value of an investment in debt securities generally goes down. The value of long-term debt securities generally goes down more than the value of short-term debt securities at times when interest rates are rising. Rising interest rates may also have a negative impact on the value of certain equity securities if the issuers of those securities are unable to borrow, or must pay higher rates, to finance expansion or other needs and increases in the cost of debt service may have a negative impact on earnings. Market expectations regarding future rates of inflation may also affect the value of debt securities.

FOREIGN SECURITIES RISKS. Foreign securities markets often are not as developed or efficient as those in the United States and securities traded in foreign markets are often more volatile than those traded in the United States. There are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, which may make it difficult for the Fund to buy and sell securities on those exchanges. There may be less information available regarding foreign companies, making it harder to value foreign securities than U.S. securities. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent that the United States does. Some countries may not have laws comparable to the U.S. securities laws to protect investors. Accounting standards in other countries are often not the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder to accurately determine a company's financial condition. Certain foreign economic markets may be less favorable than that of the United States in terms of growth, inflation rates, capital reinvestment, diversification or balance of payments. Some countries that the Fund may invest in may experience uncertain national policies, political instability, the potential for expropriation of assets, confiscatory taxation or unfavorable diplomatic developments.

EXPENSES OF OTHER INVESTMENT COMPANIES. If the Fund invests in another investment company (including in an affiliated money market fund), the Fund's shareholders would be indirectly subject to the fees and expenses of that investment company, in addition to the fees and expenses of the Fund.

TEMPORARY DEFENSIVE STRATEGY RISK. If the Fund temporarily holds assets in cash or cash equivalents, it may not achieve its investment objectives.

SUITABILITY. Different investors have different investment goals. You should consider investing in the Fund if you are looking to increase the income component of your equity investments and are willing to accept the risks of price and dividend fluctuations. The Fund is not intended to be a balanced investment program. It is intended to provide professional management for your asset and a convenient way to gain exposure to convertible securities as part of a diversified portfolio.

                               PERFORMANCE HISTORY

Class R Shares of the Fund are new and have no performance history. The performance information shown below is for the Class A Shares of the Froley, Revy Convertible Securities Fund, which were designated Class A prior to September __, 2004 (FR Shares). Class R Shares and Class I Shares would have substantially similar returns because both classes of shares invest in the same portfolio of securities. Annual returns differ only to the extent that the classes do not have the same expenses. The bar chart below shows the annual returns of the Class R Shares for each full calendar year since inception The accompanying "Average Annual Total Return as of December 31, 2003" table gives some indication of the risk of an investment on the Fund by comparing the FR Shares' performance to that of the Credit Suisse First Boston Convertible Securities Index (the "CSFB Convertible Securities Index"). The CSFB Convertible Securities Index is an unmanaged index comprised of all U.S. convertibles with the exception of CCC+ or lower rating, mandatory convertible preferred issues, or issues with contingent convertible language. There may be non - U.S. convertible issues within this index if CSFB believes it to be representative of the marketplace. Market indices are unmanaged and, unlike a mutual fund, their performance assumes no taxes, transaction costs, management fees, or other expenses. The bar chart and table assumes reinvestment of dividends and distributions, if any. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. As with all mutual funds, the past performance (before and after taxes) is not a prediction of how a fund will perform in the future.

The Hallmark Convertible Securities Fund - Class I Shares*
2001                                                            -8.52%
2002                                                            -6.70%
2003                                                             _.__%

During the three years shown on the bar chart:
Best Quarter: ___Q ____ __.__%

Worst Quarter:   ___Q ____ __.__%
Total Return for the Period 1/1/04-6/30/04: __.__%

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                                  PAST
                                                                                  YEAR
                                                                                  ----
The Hallmark Convertible Securities Fund - Class I Shares*
FR Shares Return Before Taxes
FR Shares Return After Taxes on Distributions
FR Shares Return After Taxes on Distributions and Sale of Fund
Shares
                                                                                  ----
CSFB Convertible Securities Index (reflects no deduction for expenses or taxes)
                                                                                  ====

* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares. Class I figures includes all applicable fees and sales charges.

                                 FEES & EXPENSES

You will pay certain fees and expenses, described in the table below, if you buy and hold shares of the Fund. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. The Annual Fund Operating Expenses are paid out of the Fund's assets, so these expenses affect the value of the Fund's shares. Class R Shares of the Fund had not yet commenced operations as of the date of this Prospectus; therefore, the Other Expenses indicated in the table for Class R Shares are estimated expenses.

                                                        CLASS R           CLASS I*
                                                        -------           --------
SHAREHOLDER FEES**                                        None               None
(Fees paid directly from your investment)
   Shareholder Transaction Fees*                          0.00%              0.00%
   Redemption Fees*                                       0.00%              0.00%

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets)
   Comprehensive Management Fee**                         1.25%              1.00%
   Distribution (12b-1) Fee                               0.25%              0.00%
   Other Expenses+                                        0.00%              0.00%
                                                          ----               ----
Total Annual Fund Operating Expenses                      1.50%              1.00%

* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares. ** The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or additional services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on Class R accounts (other than IRA accounts) with a monthly average account balance of less than the minimum balance of $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A $2 fee may be charged for Class R redemption checks issued by the Fund for less than $100 and a $100 fee may be charged for Class I redemption checks issued by the Fund for less than $100,000. A $10 fee may be charged for Class R wire redemptions of less than $10,000 and a $100 fee may be charged for Class I wire redemptions of less than $100,000.

*** The Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share. The Fund estimates that these Other Expenses will be less than 0.005%.

+ Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the ends of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

THE HALLMARK CONVERTIBLE SECURITIES FUND     ONE YEAR        THREE YEARS       FIVE YEARS       TEN YEARS
----------------------------------------     --------        -----------       ----------       ---------
    Class R Shares
    Class I Shares

* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares.

Your costs would be the same whether you stayed in the Fund or redeemed your shares at the end of any period.

                                 FUND MANAGEMENT

THE INVESTMENT ADVISOR. Reserve Management Company, Inc., 1250 Broadway, New York, New York 10001, the Funds' investment Advisor (the "Advisor"), has provided management and investment advisory services to the investment companies in the Reserve family of funds since November 15, 1971. As of June 30, 2004, the
Advisor had approximately $ [    ] billion in assets under management.

The Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees, under an Investment Management Agreement with Hallmark Investment series Trust (the "Trust"), on behalf of each Fund. The Investment Management Agreement provides that the Advisor will furnish continuous investment advisory and other management and administrative services, including Transfer Agent services, to the Fund.

For its services performed for the Hallmark First Mutual Fund, the Advisor receives a comprehensive management fee, at an annual rate of 1.30% for Class R Shares and 1.00% for Class I Shares, based on the average daily net assets of the Hallmark First Mutual Fund. For its services performed for the Hallmark Total Return Bond Fund, the Advisor receives a comprehensive management fee, at an annual rate of 1.05% for Class R Shares and 1.00% for Class I Shares, based on the average daily net assets of the Hallmark Total Return Bond Fund. For its services performed for the Hallmark Convertible Securities Fund, the Advisor receives a comprehensive management fee, at an annual rate of 1.50% for Class R Shares and 1.25% for Class I Shares, based on the average daily net assets of the Hallmark Convertible Securities Fund. Prior to September __, 2004, Trainer Wortham & Company, Inc. ("Trainer Wortham") served as investment advisor to the Hallmark First Mutual Fund and Hallmark Total Return Bond Fund and Froley, Revy Investment Company, Inc. ("Froley Revy")served as investment advisor to the Hallmark Convertible Securities Fund. For the fiscal year ended June 30, 2004, Trainer Wortham received investment advisory fees of ___% and ___% of the average daily net assets of the Hallmark First Mutual and Hallmark Total Return Bond Funds, respectively. For the fiscal year ended June 30, 2004, Froley, Revy received an investment advisory fee of ___% for the Hallmark Convertible Securities Fund.

THE SUB-ADVISORS. Trainer Wortham, with its headquarters at 1230 Avenue of the Americas, New York, New York 10020 and offices at 111 Pine Street, San Francisco, CA 94111, serves as the sub-advisor to the Hallmark First Mutual Fund and Hallmark Total Return Bond Fund and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

Trainer Wortham, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. Trainer Wortham managed approximately $[ ] billion in assets as of June 30, 2004 and operates independently as a wholly-owned subsidiary of First Republic Bank ("First Republic"). First Republic is a New York Stock Exchange ("NYSE") traded commercial bank and wealth management firm with $[ ] billion in assets at June 30, 2004. First Republic specializes in providing wealth management services, including private banking, investment management, trust, brokerage, and real estate lending. First Republic provides its services online and through branch offices in six major metropolitan areas: San Francisco and Silicon Valley; the Greater Los Angeles Area; San Diego; Santa Barbara; Las Vegas and New York City.

Hallmark First Mutual Fund:

David P. Como serves as portfolio manager of the Hallmark First Mutual Fund and has been primarily responsible for the day-to-day management of the Fund's portfolio since 1982. Mr. Como joined Trainer Wortham in 1969 and served as Director of Research for over 25 years, from 1974-1999. Prior to joining Trainer Wortham, he served as an oil analyst for Chemical Bank and developed their technical analysis department. Mr. Como received his BS from Villanova University.

Pursuant to a Sub-Investment Management Agreement with the Trust on behalf of the Hallmark First Mutual Fund, Trainer Wortham receives an annual fee, accrued daily and paid monthly, of 0.45% of the average daily net assets of the current shareholders of the Fund, not less than 0.30% of any new Class R Shares' average daily net assets and not less than 0.20% of any new Class I Shares' average daily net assets.

Hallmark Total Return Bond Fund:

John D. Knox serves as portfolio manager of the Hallmark Total Return Bond Fund and has been primarily responsible for the day-to-day management of the Fund's portfolio since inception. Mr. Knox joined Trainer Wortham in December 1995 and is the President of Trainer Wortham and Managing Director of Fixed Income. Prior to joining Trainer Wortham, Mr. Knox served as Director of Global Fixed Income and Managing Director of Bear Stearns Asset Management and Bear Stearns, respectively from 1994-1995. For more than 11 years prior thereto, Mr. Knox was a principal and Senior Portfolio Manager at Morgan Stanley Asset Management. Mr. Knox received his BA from Princeton University.

Pursuant to a Sub-Investment Management Agreement with the Trust on behalf of the Hallmark Total Return Bond Fund, Trainer Wortham receives an annual fee, accrued daily and paid monthly, of 0.35% of the average daily net assets of the current shareholders of the Fund, not less than 0.30% of any new Class R Shares' average daily net assets and not less than 0.20% of any new Class I Shares' average daily net assets.

Froley, Revy, with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, serves as the sub-advisor to the Hallmark Convertible Securities Fund. Froley, Revy was founded in 1975 and managed in excess of $[ ] billion in assets as of June 30, 2004.

Hallmark Convertible Securities Fund:

Andrea Revy O'Connell, CFA, CIC serves as the portfolio manager for the Fund. Ms. O'Connell is Senior Portfolio Manager, President and Chief Executive Officer of Froley, Revy. She joined Froley, Revy in 1986 as a Financial Analyst and was made Vice President and Director of Research in 1990. She became a Principal in 1994 and was appointed to her current position in May of 2000. Ms. O'Connell received her Chartered Financial Analyst designation in September 1992 and her Chartered Investment Counselor designation in December 1995. She is a member of the Association for Investment Management and Research, the Los Angeles Society of Financial Analysts and the Los Angeles Association of Investment Women. Ms. O'Connell holds a BA from the University of California at Los Angeles.

Pursuant to a Sub-Investment Management Agreement with the Trust on behalf of the Hallmark Convertible Securities Fund, Froley, Revy receives an annual fee, accrued daily and paid monthly, of 0.35% of the average daily net assets of the current shareholders of the Fund, not less than 0.30% of any new Class R Shares' average daily net assets and not less than 0.20% of any new Class I Shares' average daily net assets.

The Advisor has obtained an exemptive order from the Securities and Exchange Commission (the "SEC") permitting the Board of Trustees, on behalf of a Fund, to hire or terminate additional or replacement sub-advisors and to modify any existing or future sub-advisory agreement without shareholder approval.

THE DISTRIBUTOR. The Fund's distributor, Resrv Partners, Inc., 1250 Broadway, New York, NY 10001, is an affiliate of the Advisor. The Funds have adopted a Rule 12b-1 plan that allows each Fund to pay distribution fees for the sale and distribution of Class R Shares. The Class R distribution fee is 0.25% per year of each Fund's average daily net assets. Since this fee is paid out of the Funds' assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                HOW TO BUY SHARES

SHARE CLASSES. Presently, the Funds offer two classes of shares, Class R and Class I. Class R Shares are designed for purchase by individual investors and Class I Shares, which have a higher minimum investment, are designed for institutional investors. You will need to decide on a share class to purchase before making your initial investment. You should weigh the impact of all potential costs over the life of your investment.

ACCOUNT OWNERSHIP. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

MINIMUM PURCHASES. For Class R Shares, the minimum initial investment is $1,000 for regular accounts and $250 for an Individual Retirement Account. The minimum subsequent investment for Class R Shares is $100. For Class I Shares, the minimum initial investment is $250,000 and the minimum subsequent investment is $10,000. The Funds reserve the right to waive or lower investment minimums with respect to any person or class of persons, under certain circumstances. The Funds may change the minimum investment requirements at any time.

HOW FUND SHARES ARE PRICED. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value per share for that Class of shares. The net asset value per share is calculated by taking the total value of the share Class's assets, subtracting its liabilities, and then dividing by the number of shares of that Class that are issued and outstanding. Class I Shares will generally have a higher net asset value than Class R Shares because it has lower expenses.

Each Fund's net asset value is calculated as of the close of trading on the NYSE, usually 4:00 p.m. Eastern Time, on each day that the NYSE is open. . Generally, the net asset value is not calculated, and purchase orders are not accepted, on other days when the NYSE is closed. However, the NAV may be calculated, as of 4:00 p.m. Eastern Time, and purchase orders accepted on such days, if the Advisor determines that it is in the shareholders' interest to do so. Your order will be priced at the next net asset value calculated after your order is received by the Funds or by a financial intermediary who has a sales agreement with Resrv Partners, Inc., the Funds' distributor (an "authorized financial intermediary"). No purchase of shares will be modified or cancelled once it is transmitted to the Funds or to an authorized financial intermediary.

Each Fund's investments are generally valued based on market quotations. If market quotations are not readily available for particular securities or if events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the NYSE, and such change in value would materially affect the NAV of a Fund, those securities will be valued at their fair value by or under the direction of the Board of Trustees. The Funds may use pricing services to determine the fair value price of securities.

PROPER PAYMENT FOR SHARES. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, "starter" checks, post-dated checks, bank checks, or cashiers checks will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time All payments for share purchases must be made by one of the two methods noted below:

      - By check - You may purchase shares with a check drawn on a U.S. bank, payable to Hallmark Equity Series Trust. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to Hallmark Funds, 1250 Broadway, 32nd Floor, New York, NY 10001.

      - By Federal wire - Call Hallmark Funds at 888-823-2867, or the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

INVESTMENTS THROUGH THIRD PARTIES. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.

INVESTMENTS THROUGH THE EXCHANGE PRIVILEGE. Investors can exchange shares of the Funds for shares of Reserve money market funds .or for shares of the same Class of other funds in the Reserve/Hallmark family of funds. Any new account established through an exchange will have the same privileges as the original account (provided they are available). You should read carefully the current Prospectus for the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Hallmark/Reserve family of funds, except that certain Hallmark funds may be subject to a Redemption Fee on exchanges of shares acquired within 15 days before the exchange. The Funds may change or discontinue the exchange privilege at any time.

HALLMARK AUTOMATIC ASSET-BUILDER PLAN. If you have an account balance of $5,000 or more, you may purchase Class R Shares of a Fund by automatically transferring a fixed dollar amount ($25 minimum) into your Hallmark account from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security payments, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Hallmark account. Please call the Funds at 888-823-2867 and press "0" or visit the "Form Library" in the "Literature Center" on our website, www.hallmarkfunds.com, for an application.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for an IRA account. A master IRA plan with information regarding administration fees and other details is available from the Fund by calling 888-823-2867 and pressing "0".

RIGHT TO REFUSE PURCHASES AND EXCHANGES. The Funds reserve the right to refuse any purchase or exchange request for any reason.

                               HOW TO SELL SHARES

You may redeem your shares on each day that the NYSE is open. Generally, the net asset value is not calculated, and redemption requests are not accepted, on days the NYSE is closed. However, the NAV may be calculated and redemption orders accepted on such days, if the Advisor determines that it is in the shareholders' interest to do so. Shares will be redeemed at the next net asset value determined after a proper redemption request, by telephone or in writing, is received by a Fund. Redemption requests received after the calculation of a Fund's net asset value on any day will be redeemed at the net asset value calculated on the next business day.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The Funds may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $2 may be charged on Class R redemption checks for less than $100 and a $100 service fee may be charged for Class I redemption checks of less than $100,000. A $10 service fee will be charged for Class R wire redemptions of less than $10,000 and a $100 service fee may be charged for Class I wire redemptions of less than $100,000. Service fees may be waived under certain conditions.

TELEPHONE REQUESTS. Unless you declined telephone privileges on your account application, you may redeem your shares by calling the Funds at 888-823-2867 and pressing "0". Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's account application or in a letter from the shareholder with a signature guarantee. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request to the Funds with a signature guarantee. The Funds reserve the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you declined telephone privileges on your account application or a Fund fail to take reasonable measures to verify the request, a Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

WRITTEN REQUESTS. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all account holders. A signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in an IRA, please call the Funds for information regarding the applicable withholding requirements.

SIGNATURE GUARANTEES. The following types of redemptions require written instructions and a signature guarantee:

      - the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

      -     the account address has been changed within the past 30 days; or

      - the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees. Joint account owners need only provide a signature guarantee for one of the account's registered owners.

REDEMPTIONS THROUGH THIRD PARTIES. If you purchased or hold shares of a Fund through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve the firm's own redemption minimums, services fees, or other requirements.

REDEMPTIONS THROUGH THE EXCHANGE PRIVILEGE. Investors can exchange some or all of their Fund shares for shares of the same Class in other Hallmark or Reserve funds. Investors can request an exchange in writing or by telephone. Be sure to read the current Prospectus for any fund into which you would like to exchange. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). There is currently no fee for exchanges among funds in the Hallmark/Reserve family of funds, except that certain Hallmark funds may be subject to a Redemption Fee on an exchange of shares acquired within 15 days before the exchange. The Funds may change or discontinue the exchange privilege at any time.

HALLMARK AUTOMATIC TRANSFER PLAN. The Hallmark Automatic Transfer Plan allows you to regularly transfer a fixed amount ($25 minimum), from the redemption of Class R Shares, directly into your bank account. A $5,000 minimum balance requirement and certain other restrictions apply. You can call the Funds at 888-823-2867 and press"0," or visit the "Form Library" in the "Literature Center" on our website at www.hallmarkfunds.com, for an application.

REDEMPTIONS IN KIND. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than $250,000 or 1% of the Fund's net asset value), each Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.

MINIMUM BALANCE REQUIREMENT. Because of the expenses of maintaining shareholder accounts, if your Class R Shares account, other than an Individual Retirement A account (IRA), has an average monthly account balance of less than $1,000 and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

                        EXCESSIVE AND SHORT-TERM TRADING

Purchases or sales of shares of the Funds, and exchanges between funds in the Hallmark/Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchase, sale or exchange transactions may harm the Funds by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject any purchase or exchange that it believes to be short-term, excessive or disruptive to the Fund. The Funds may also limit or terminate the right to make purchases or the exchange privilege of any shareholder making excessive or short-term purchases, sales or exchanges. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders.

                              SHAREHOLDER SERVICES

ON-LINE ACCESS. You may access current price and other information on the internet through On-Line Access at www.hallmarkfunds.com. You must call Hallmark to activate the internet access for your account.

SHAREHOLDER COMMUNICATIONS. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss. The Funds may choose not to send duplicate copies of shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares. The Funds' prospectus is now available by eDelivery. Please call 888-823-2867 and press "0" for more information.

SPECIAL SERVICES. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but are not limited to, providing copies of shareholder checks from past periods, account statements and Fund redemption checks and providing special research services.

                               DIVIDENDS AND TAXES

The following discussion is intended as general information only, it is not a complete analysis of the federal tax implications of an investment in the Funds. Because each person's tax situation is unique, you should consult your own tax advisor(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you hold your Fund shares in a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor. The applicable tax laws affecting the Funds and their shareholders are subject to change, including retroactive change.

Each Fund will distribute substantially all of its net investment income and capital gains to its shareholders each year. Although this cannot be predicted with any certainty, it is anticipated that the majority of dividends, if any, of the Trainer Wortham First Mutual Fund will consist of capital gains and of the Trainer Wortham Total Return Bond Fund will consist of ordinary income. Capital gains may be taxable to you at different rates, depending on how long a Fund held the assets sold. Distributions of net long-term capital gains earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

The portion of each Fund's income consisting of dividends paid by U.S. corporations, qualifying foreign corporations and as long-term capital gains may be eligible for the recently enacted reduced rate on certain dividend income. Dividends paid out of a Fund's income on debt securities, non-qualifying foreign corporation dividends and net short-term capital gains generally will not be eligible for the reduced rate. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided taxpayer identification number or social security number or if the number you have provided is incorrect. If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of the excess of net short term capital gains over net long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by a Fund on foreign securities may give rise to withholding and other taxes imposed by the foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.

All dividends and capital gains distributions, if any, are paid in the form of additional shares, unless you have requested that dividends, capital gains distributions or both be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Dividends and distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares. Dividends and distributions are reinvested in Fund shares on the payment date, at net asset value.

You will receive an annual account statement documenting certain tax characteristics of your dividends and distributions. Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by the shareholders in the year in which the distributions were declared.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the period shown. Class R Shares of the Funds are new and have no performance history. For this reason, the tables that follow present performance information Class I Shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has
been audited by                                , whose report, along with each
Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

                                                                 TRAINER WORTHAM FIRST MUTUAL FUND - CLASS I SHARES*
                                                               -------------------------------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                               -------------------------------------------------------
                                                               2004        2003        2002        2001         2000
                                                               ----      -------     --------     --------     -------
NET ASSET VALUE, BEGINNING OF YEAR........................               $  8.91     $  11.52     $  20.05     $ 16.54
                                                                         -------     --------     --------     -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment loss.....................................                 (0.06)       (0.07)       (0.14)      (0.22)
  Net gains (loss) on securities
     (both realized and unrealized).......................                 (0.67)       (2.29)       (6.04)       4.58
                                                                         -------     --------     --------     -------
  Total from investment operations........................                 (0.73)       (2.36)       (6.18)       4.36
                                                                         -------     --------     --------     -------
  LESS DISTRIBUTIONS
  Distributions from capital gains........................                     -        (0.25)       (2.35)      (0.85)
                                                                                     --------     --------     -------
  Total distributions.....................................                     -        (0.25)       (2.35)      (0.85)
                                                                                     --------     --------     -------
NET ASSET VALUE, END OF YEAR..............................               $  8.18     $   8.91     $  11.52     $ 20.05
                                                                         =======     ========     ========     =======
TOTAL RETURN..............................................                 (8.19)%     (20.71)%     (31.76)%     26.50%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in thousands)..................               $24,718     $ 31,511     $ 46,537     $71,297
  Ratio of expenses to average net assets.................                  1.98%        1.67%        1.52%       1.59%
  Ratio of net investment loss to average net assets......                 (0.82)%      (0.67)%      (0.98)%     (1.23)%
  Portfolio turnover rate.................................                    65%          76%          51%         36%

-----------------------
* Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares.

FINANCIAL HIGHLIGHTS

                                                                   TRAINER WORTHAM TOTAL RETURN BOND FUND -
                                                                                CLASS I SHARES*
                                                               -------------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                               -------------------------------------------------------
                                                               2004       2003         2002         2001         2000
                                                               ----     -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF YEAR.......................               $ 10.06      $ 10.13      $  9.71      $  9.96
                                                                        -------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................                  0.46         0.56         0.52         0.52
  Net gains (losses) on securities (both realized and
   unrealized)...........................................                  0.44         0.01         0.43        (0.20)
                                                                        -------      -------      -------      -------
  Total from investment operations.......................                  0.90         0.57         0.95         0.32
                                                                        -------      -------      -------      -------
  LESS DISTRIBUTIONS
  Dividends from net investment income...................                 (0.47)       (0.55)       (0.53)       (0.52)
  Distributions from capital gains.......................                 (0.02)       (0.09)           -        (0.05)
                                                                        -------      -------      -------      -------
  Total distributions....................................                 (0.49)       (0.64)       (0.53)       (0.57)
                                                                        -------      -------      -------      -------
NET ASSET VALUE, END OF YEAR.............................               $ 10.47      $ 10.06      $ 10.13      $  9.71
                                                                        =======      =======      =======      =======
TOTAL Return.............................................                  9.15%        5.78%        9.94%        3.31%

  RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in thousands).................               $21,001      $23,056      $27,893      $19,332
  Ratio of expenses to average net assets
    before reimbursement of expenses by Advisor..........                  1.34%        1.25%        1.10%        1.38%
    after reimbursement of expenses by Advisor...........                  1.00%        1.00%        0.99%        0.98%
  Ratio of net investment gain to average net assets
    before reimbursement of expenses by Advisor..........                  4.13%        4.92%        5.23%        4.89%
    after reimbursement of expenses by Advisor...........                  4.47%        5.17%        5.34%        5.29%
  Portfolio turnover rate................................                    41%          26%          57%          16%

-----------------------
- Effective September ___, 2004, all outstanding Fund shares were designated Class I Shares.

FINANCIAL HIGHLIGHTS

                                                                     FROLEY, REVY CONVERTIBLE SECURITIES FUND -
                                                                                  CLASS I SHARES*

                                                                                 YEARS ENDED JUNE 30,
                                                                  --------------------------------------------------
                                                                                                          FOR THE
                                                                                                           PERIOD
                                                                                                         AUGUST 28,
                                                                                                          2000** TO
                                                                                                          JUNE 30,
                                                                  2004       2003             2002          2001
                                                                  ----      -------         -------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD.....................                   $  8.04         $  8.98        $ 10.00
                                                                            -------         -------        -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................                      0.18            0.21           0.21
  Net gains (losses) on securities (both realized and
      Unrealized)........................................                      0.26           (0.88)         (0.80)
                                                                            -------         -------        -------
  Total from investment operations.......................                      0.44           (0.67)         (0.59)
                                                                            -------         -------        -------
  LESS DISTRIBUTIONS
  Dividends from net investment income...................                     (0.16)          (0.24)         (0.13)
  Distributions from capital gains.......................                         -           (0.03)         (0.30)
  Total distributions....................................                     (0.16)          (0.27)         (0.43)
                                                                            -------         -------        -------
NET ASSET VALUE, END OF PERIOD...........................                   $  8.32         $  8.04        $  8.98
                                                                            =======         =======        =======
TOTAL RETURN (DOES NOT REFLECT SALES LOAD)...............                      5.64%          (7.53%)        (5.88%)++
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)......................                   $15,072         $16,837        $14,730
Ratio of expenses to average net assets
  before reimbursement of expenses by Advisor............                      1.82%           1.78%          1.95%+
  after reimbursement of expenses by Advisor.............                      1.50%           1.50%          1.50%+
Ratio of net investment income to average net assets
   before reimbursement of expenses by Advisor...........                      1.93%           2.44%          2.30%*
   after reimbursement of expenses by Advisor............                      2.25%           2.72%          2.75%+
Portfolio turnover rate..................................                        87%            101%           159%++

-----------------------
Effective September   , 2004, all outstanding Fund shares were designated Class
I Shares.

+ Annualized.

++ Since inception, not annualized.

                                    GLOSSARY

The following terms might be helpful in understanding certain information regarding an investment in a Fund:

AMERICAN DEPOSITARY RECEIPT ("ADR") -- a certificate evidencing ownership of securities of a foreign company issued by a U.S. bank or trust company and generally traded on an established market in the United States. An ADR is an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. An unsponsored ADR is issued without the involvement of the issuer of the underlying shares. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States.

DEBT SECURITIES -- securities representing an issuer's obligation to repay borrowed money, generally at a specific a time or times, at a set or variable interest rate, or in an amount greater than the original purchase price. Debt securities include bonds, debentures, notes, bills, repurchase agreements loans, and other similar instruments or obligations.

EQUITY SECURITIES -- securities that represent an ownership interests in a company and include (i) common stocks, partnership interests, business trust shares and other similar interests, and (ii) rights, warrants to subscribe for and securities convertible into such securities.

FOREIGN GOVERNMENT SECURITIES -- securities issued or guaranteed by non-U.S. governments, governmental agencies or quasi-governmental entities.

MARKET CAPITALIZATION -- the total market value of the outstanding shares of a company.

                             HALLMARK PRIVACY POLICY

PROTECTING CUSTOMER INFORMATION: Keeping your personal information secure is important to us at Hallmark. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Hallmark requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

WHO IS COVERED BY OUR PRIVACY POLICY: This Privacy Policy applies to all current and former customers of the Hallmark funds. Customers who receive information from Hallmark through the Internet are covered by Hallmark's Internet Security Statement, which is posted on our website at www.hallmarkfunds.com. The site also contains links to unaffiliated websites. The Hallmark funds are not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.hallmarkfunds.com. You will be notified of any major change to the Privacy Policy.

TYPES OF INFORMATION WE COLLECT FROM OUR CUSTOMERS:

      - Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

      - Information about your Hallmark account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Hallmark funds and others.

      - Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

      - If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.hallmarkfunds.com for more information.

      - If you utilize Hallmark's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Hallmark online service and personalize your online session.

USE OF INFORMATION: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. Hallmark shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

      - Legal and Routine Business Reasons. Hallmark may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Hallmark Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Hallmark Funds, such as printing statements, checks, etc.

      - Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by Hallmark to market Hallmark products and services exclusively.

      - Sharing Information within Hallmark. The Hallmark Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

QUESTIONS: If you have any questions, please call our Customer Service Department at 888-823-2867 and press zero between the hours of 8:30a.m. and 6:00 p.m. Eastern Time or send a letter to The Hallmark Funds, Attn: Administrative Department, 1250 Broadway, and New York, NY 10001-3701

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@hallmarkfunds.com or call us at 888-823-2867 and press zero.

OPTIONS RELATING TO DISCLOSURE OF PERSONAL INFORMATION: We will not contact you regarding additional Hallmark products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@hallmarkfunds.com or call us at 1-800-637-1700 and press zero. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

WAYS YOU CAN PROTECT YOUR PRIVACY:

Here are some measures to take to help prevent theft of your identity:

      - Do not share your account information, including personal or secret codes or passwords, with others.

      -     Never provide confidential information to unknown callers.

      -     Protect your account records including all statements and receipts.

      - Use a secure browser when doing business on the Internet, and exit online applications when finished.

IF YOU BELIEVE YOU MAY BE A VICTIM OF IDENTITY THEFT, YOU SHOULD:

      -     Contact Hallmark customer service immediately.

      -     Report the theft to each of these credit reporting agencies:
            Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

      - File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

      - Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

* All references in this notice to "the Hallmark funds" or "Hallmark" include the Hallmark family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD since 06/03.

         This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

 Investors are advised to read and retain this Prospectus for future reference.

The Statement of Additional Information contains additional and more detailed information about the Funds, and is incorporated by reference into (considered a part of) this Prospectus. Additional information about the Funds' investments will also be available in the Funds' Annual and Semi-Annual Reports. The Annual and Semi-Annual Reports will list the Funds' portfolio holdings, describe each Fund's performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected each Fund's performance during its past fiscal year. You may obtain copies of these reports or the Statement of Additional Information at no cost by calling 888-823-2867, by visiting our website at www.hallmarkfunds.com or by writing to the Hallmark Funds, 1250 Broadway, New York, New York 10001.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room call 1-202-942-8090. These reports and other information is also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

SHAREHOLDERS MAY OBTAIN GENERAL INFORMATION ABOUT THE FUND AND 24-HOUR PRICE AND PERFORMANCE INFORMATION BY CALLING 888-823-2867 OR BY VISITING US ON THE INTERNET AT WWW.HALLMARKFUNDS.COM.

[LOGO]

1250 Broadway, New York, NY 10001-3701
212-401-5500

Distributor - Resrv Partners, Inc.
RPES-07/04

Investment Company Act File Number: 811-879
(C) Reserve Management Company, Inc.

[HALLMARK FUNDS LOGO]

HALLMARK FIRST MUTUAL FUND
HALLMARK TOTAL RETURN BOND FUND
HALLMARK CONVERTIBLE SECURITIES FUND
OF HALLMARK INVESTMENT SERIES TRUST

PROSPECTUS
September _____, 2004

                       STATEMENT OF ADDITIONAL INFORMATION

                               September __, 2004

                        HALLMARK INVESTMENT SERIES TRUST
                           HALLMARK FIRST MUTUAL FUND
                         HALLMARK TOTAL RETURN BOND FUND
                      HALLMARK CONVERTIBLE SECURITIES FUND

This Statement of Additional Information ("SAI") for the Hallmark Investment Series Trust (the "Trust") relates to the following series of the Trust:
Hallmark First Mutual Fund ("First Mutual Fund"); Hallmark Total Return Bond Fund ("Total Return Bond Fund"); and Hallmark Convertible Securities Fund ("Convertible Securities Fund", collectively with the First Mutual Fund and Total Return Bond Fund, the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. Class R Shares are designed for purchase by retail investors and Class I shares are designed for institutional investors. Information concerning the Funds is provided in a combined Prospectus dated September __, 2004. This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Funds' current Prospectus. Much of the information contained herein expands upon subjects discussed in the Prospectus. No investment in shares should be made without first reading the Prospectus. The Prospectus may be obtained without charge by writing to the Funds, at 1250 Broadway, New York, NY 10001-3701, attn: Client Services, calling 800-637-1700 or by going online to www.hallmarkfunds.com.

The Funds' most recent Annual Report to Shareholders is a separate document that is incorporated by reference into this Statement of Additional Information. The Funds' Annual and Semi-Annual Reports to Shareholders are also available without charge by writing to the Funds, at 1250 Broadway, New York, NY 10001-3701, attn:
Client Services, calling 800-637-1700 or by going online to www.hallmarkfunds.com

                               SEPTEMBER __, 2004

                                TABLE OF CONTENTS

THE TRUST.......................................................................         2
INFORMATION ON PERMITTED INVESTMENTS AND RELATED RISK FACTORS...................         2
   Depository Receipts..........................................................         2
   Convertible Securities.......................................................         2
   U.S. Government Securities...................................................         3
   U.S. Treasury Securities.....................................................         3
   Illiquid Securities..........................................................         3
   Repurchase Agreements........................................................         3
   Money Market Instruments.....................................................         4
   Fixed-Income Securities......................................................         4
   High-Yield/High Risk and Unrated Securities..................................         5
   Forward Commitments..........................................................         5
   Mortgage-Related Securities..................................................         5
   Asset-Backed Securities......................................................         6
   Municipal Obligations........................................................         7
   Zero Coupon & Stripped Securities............................................         7
   Foreign Government Obligations: Securities of Supranational Entities.........         7
   Other Foreign Securities.....................................................         8
   Options......................................................................         8
   Stock Index Futures..........................................................         8
   Shares of Investment Companies...............................................         8
   Loans of Portfolio Securities................................................         8
   Borrowing....................................................................         9
   Portfolio Turnover...........................................................         9
INVESTMENT LIMITATIONS OF THE FUNDS.............................................         9
   Other Investment Restrictions................................................        10
MANAGEMENT OF THE TRUST.........................................................        11
   Trustees and Officers of the Trust...........................................        11
   Committees...................................................................        12
   Compensation Table...........................................................        13
   Codes of Ethics..............................................................        13
   Proxy Voting Policies and Procedures ........................................        13
PRINCIPAL HOLDERS OF SECURITIES.................................................        14
INVESTMENT ADVISORY AND OTHER SERVICES..........................................        16
   The Investment Advisors......................................................        16
   The Distributor..............................................................        17
   Distribution and Shareholder Service Plans...................................        18
   The Prior Administrator......................................................        19
   The Prior Transfer Agent and Fund Accountant.................................        19
   The Custodian................................................................        19
   Independent Auditors.........................................................        19
   Fund Counsel.................................................................        20
   Brokerage Commissions........................................................        20
PRICING OF FUND SHARES..........................................................        20
HOW TO BUY AND SELL SHARES......................................................        21
TAXES...........................................................................        24
PERFORMANCE INFORMATION.........................................................        27
   Calculation of Total Return..................................................        28
SHARES OF BENEFICIAL INTEREST...................................................        30
   Description of Shares........................................................        30
   Shareholder Meetings.........................................................        30
FINANCIAL STATEMENTS............................................................        31
APPENDIX A......................................................................       A-1

                                    THE TRUST

The Trust is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated January 17, 1995. Prior to September __, 2004, the Trust operated under the name "Trainer Wortham Funds" and the First Mutual Fund, Total Return Bond Fund and Convertible Securities Fund operated under the names, "Trainer Wortham First Mutual Fund", "Trainer Wortham Total Return Bond Fund" and "Froley, Revy Convertible Securities Fund", respectively. Each Fund is classified as diversified, meaning that, with respect to 75% of its total assets, it has not invested more than 5% of its assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities).

Additionally, effective September __, 2004, the Trust retained a new Board of Trustees and officers and entered into new investment advisory and sub-investment advisory agreements. These changes are detailed under "Management of the Trust" and "Investment Advisory and Other Services" below.

Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Trust's Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                      INFORMATION ON PERMITTED INVESTMENTS
                            AND RELATED RISK FACTORS

DEPOSITORY RECEIPTS

The Funds, with the exception of the Total Return Bond Fund, may invest in American Depository Receipts ("ADRs"). The Convertible Securities Fund may also invest in Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depository receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depository receipts may provide less information to receipt holders. Investments in depository receipts do not eliminate the risks in investing in foreign issuers. The market value of depository receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depository receipts and the underlying securities are quoted.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities. Convertible securities are securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

The Funds may invest in mandatory convertible securities. These securities are typically of or near investment grade quality and are designed to pay holders a higher dividend than would otherwise be received as a common stock holder. These securities also carry a mandatory conversion feature that requires the company to convert the instrument into common stock at a specific future date.

The Funds may invest in zero coupon and OID (Original Issue Discount) bonds. These convertible securities either do not pay a coupon or pay an extremely small coupon payment. These instruments are sold at a discount to par value and are typically putable back to the issuer at an escalating price in the future.

The Funds may invest in synthetic convertible securities. These securities have characteristics similar to a generic convertible bond, but typically have a high investment grade rating. Their bond rating is generally high because the instruments are backed by the credit of a major financial institution. A synthetic security is generally created specifically for an investor or group of investors that want exposure to a company or sector, but require dividend income. In exchange for providing exposure to a specific company or sector, the synthetic instrument is typically sold above fair value and there is reduced liquidity in the secondary market if the issue size is small.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U. S. Government securities, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by right of the issuer to borrow from the Treasury. Others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

U.S. TREASURY SECURITIES

Each Fund may invest in U.S. Treasury securities, including Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

ILLIQUID SECURITIES

Each Fund may not invest more than 10% of the value of its net assets (15% for the Convertible Securities Fund) in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to these limits. A Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. A Fund may purchase securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, and these securities are subject to certain legal or contractual restrictions on transfer that restrict their liquidity. Securities which are freely tradeable under Rule 144A may be treated as liquid if the Trustees of the Trust are satisfied that there is sufficient trading activity and reliable price information. The Trustees have authorized the investment advisor to make liquidity determinations with respect to such securities pursuant to procedures approved and adopted by the Board.

REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which its investment advisor deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "Act").

MONEY MARKET INSTRUMENTS

Each Fund may invest in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission (the "SEC") remaining maturities of 13 months or less. Each Fund may invest in money market instruments and debt securities, including bank obligations and commercial paper, which are at least comparable in quality to the Fund's other investments. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by a Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

FIXED-INCOME SECURITIES

Investors in each Fund should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities typically are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized. Certain securities purchased by a Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a security purchased by a Fund has been adversely changed, a Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Holding such securities that have been downgraded below investment-grade can subject the Fund to additional risk. Certain securities purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Group ("S&P") or Fitch IBCA ("Fitch"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Debt securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Debt securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than in higher rated categories. Fitch considers the obligor's ability to pay interest and repay principal on debt securities rated "BBB" to be adequate; adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these debt securities and, therefore, impair timely payment.

HIGH-YIELD/HIGH-RISK AND UNRATED SECURITIES

The Convertible Securities Fund may invest in securities that are rated below investment grade (i.e., securities rated BB or lower by S&P or BA or lower by Moody's). Lower-rated securities involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

Investments in high-yield/high risk securities involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. High-yield securities are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. Issuers of such securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers.

Although the Fund generally will purchase securities for which the advisor expects an active market to be maintained, high-yield/high-risk securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices.

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

The Convertible Securities Fund may invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated debt securities will be treated as investments in high-yield investments by the Fund unless the advisor deems such securities to be the equivalent of investment grade securities.

FORWARD COMMITMENTS

The Total Return Bond Fund may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a when-issued or forward commitment basis prior to its stated delivery date.

Securities purchased on a when-issued or forward commitment basis and certain other securities held by the Fund are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Such securities may expose the Fund to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing debt securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash, cash equivalents or U.S. Government securities or other high-quality liquid debt securities of the type in which the Fund invests at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at the Fund's custodian bank.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities which may be purchased by the Total Return Bond Fund are securities collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government

National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities which are derivative multi-class mortgage securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Fund's Board of Trustees. In accordance with such guidelines, the advisor will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.

ASSET-BACKED SECURITIES

The Total Return Bond Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the services of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL OBLIGATIONS

The Total Return Bond Fund may invest in municipal obligations which are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. While in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable non-municipal obligations of similar quality, certain issues of municipal obligations, both taxable and non-taxable, offer yields comparable and in some cases greater than the yields available on other permissible investments. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Dividends received by shareholders which are attributable to interest income received by it from municipal obligations generally will be subject to Federal income tax. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

ZERO COUPON AND STRIPPED SECURITIES

The Total Return Bond Fund may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. If the Fund invests in such securities it may be required, in order to maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, to distribute the income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES

The Total Return Bond Fund may invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

OTHER FOREIGN SECURITIES

The Total Return Bond Fund and the Convertible Securities Fund may invest in U.S. dollar denominated obligations of foreign corporations. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

The risks associated with investing in foreign securities are often heightened by investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

OPTIONS

The Convertible Securities Fund may invest in options. An option is an instrument that gives the holder of the contract the right, but not the obligation, to buy or sell a predetermined number of specific securities (i.e. common stocks or bonds) at a stated price within the expiration period, which is generally less than 12 months. If the right is not exercised after a specific period, the option expires. Both put and call options may be used by the Convertible Securities Fund.

STOCK INDEX FUTURES

The Convertible Securities Fund may invest in stock index futures, which are contracts for the purchase or sale for future delivery of contracts based on certain financial indices, including equity indices. Typically a Fund will enter into a stock index futures contract as a temporary substitute for actual stock purchases in order to reduce transaction costs while gaining exposure to a specific market segment.

The purchasing of stock index futures entails certain risks including the risk that the Fund's overall performance could be adversely affected if the advisor's investment judgment in purchasing such an instrument proves incorrect and the value decreases. Futures prices are affected by many factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until the expiration of the contract.

SHARES OF INVESTMENT COMPANIES

The Convertible Securities Fund may invest in the shares of other investment companies to the extent permitted under the Act. The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.

LOANS OF PORTFOLIO SECURITIES

The Convertible Securities Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors up to 33-1/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the advisor to be of good standing.

BORROWING

The Convertible Securities Fund may borrow from banks up to 33-1/3% of the value of its total assets for temporary or emergency purposes and enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

PORTFOLIO TURNOVER

The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by a Fund's average month-end long-term investments. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders. For the fiscal year ended June 30, 2004, the portfolio turnover rates for the First Mutual Fund, Total Return Bond Fund and Convertible Securities Fund were __%, __% and __%, respectively.

                       INVESTMENT LIMITATIONS OF THE FUNDS

The Funds have adopted the following restrictions with respect to their investment policies. These restrictions are fundamental policies, and may not be changed as to a Fund unless authorized by the vote of a majority of the outstanding shares of the Fund, as defined in the Act. Under the Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.

      (a) UNDERWRITING OF SECURITIES: The Funds will not engage in the underwriting of securities of other issuers.

      (b) DIVERSIFICATION: The Funds will not, with respect to 75% of each Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer (other than securities issued by the Government or its agencies or instrumentalities).

      (c) INDUSTRY CONCENTRATIONS: The Funds will not purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

      (d) PURCHASE AND SALE OF REAL ESTATE: The Funds will not engage in the purchase and sale of interests in real estate except that the Funds may engage in the purchase and sale of marketable securities which may represent indirect interests in real estate.

      (e) PURCHASE AND SALE OF COMMODITIES OR COMMODITY CONTRACTS: The Funds will not engage in the purchase and sale of commodities or commodity contracts.

      (f) MAKING OF LOANS TO OTHER PERSONS: The Funds will not make loans to any person or company, except that the Funds may purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities and except further that the Funds may enter into repurchase agreements.

      (g) BORROWING OF MONEY: From time to time, the Funds may borrow money. All such borrowings shall be exclusively from banks. The purpose of such borrowings shall be both for temporary use and to provide funds for the purchase of additional investments whenever the Board of Trustees of the Trust shall deem it desirable. In connection with any such borrowing, a Fund shall issue promissory notes or other evidences of indebtedness and shall, when required, pledge, assign or otherwise encumber its assets, provided, however, (i) that immediately after such borrowing it shall have an asset coverage of at least 300% for all its borrowing and (ii) that in the event such asset coverage shall at any time fall below 300% it shall, within three days thereafter (not including Sundays and holidays) or such longer periods as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the borrowings shall be at least 300%.

      (h) SECURITIES OF OTHER INVESTMENT COMPANIES: The Funds, except for the Convertible Securities Fund, will not invest in the securities of other investment companies.

      (i) ISSUANCE OF SENIOR SECURITIES: The Funds are not authorized to issue securities senior to the shares offered by the Prospectus, except in connection with borrowings under the terms described above under "BORROWING OF MONEY."

                          OTHER INVESTMENT RESTRICTIONS

      In addition, as non-fundamental policies, each Fund with the exception of the Convertible Securities Fund, will not:

      (a)   invest in oil, gas or mineral leases;

      (b) invest in excess of 5% of their total assets at the time of purchase in warrants. Included within this amount, but not to exceed 2% of the Fund's total assets are warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. This restriction does not apply to warrants initially attached to securities purchased by the Funds;

      (c)   invest in real estate limited partnerships; and

      (d) purchase securities on margin, but the Funds may obtain such short-term credits as may be necessary for the purchase and sale of securities.

      (e) purchase or retain the securities of any issuer if, to the knowledge of a Fund, any Officer or Trustee of the Fund or of its investment advisor owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such Officers and Trustees of the Fund or of its investment advisor who own more than 1/2 of 1%, own, in aggregate, more than 5% of the outstanding securities of such issuer.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently six Trustees, five of whom are not considered "interested persons" of the Trust within the meaning of that term under the Act ("Disinterested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. Prior to September __, 2004, the business and affairs of the Trust were managed by another Board of Trustees. Information concerning the former Board of Trustees is provided below, as necessary.

The Trustees and the officers of the Trust oversee 33 portfolios in the Reserve fund complex. The Reserve fund complex consists of six trusts: the Trust; The Reserve Fund ("RF"); Reserve Tax-Exempt Trust ("RTET"); Reserve New York Tax-Exempt Trust ("RNYTET"); Reserve Municipal Money-Market Trust ("RMMMT"); and Hallmark Equity Series Trust ("HEST"). The meetings of the Trustees of the six trusts are held jointly.

                                                                                                 NUMBER OF
                                        TERM OF                                               PORTFOLIOS IN
                                      OFFICE AND                                               FUND COMPLEX          OTHER
 NAME, AGE, ADDRESS AND                LENGTH OF           PRINCIPAL OCCUPATION(s)              OVERSEEN BY      DIRECTORSHIPS
 POSITION(s) WITH TRUST             TIME SERVED(1)           DURING PAST 5 YEARS                  TRUSTEE        HELD BY TRUSTEE
-------------------------           ------------    -------------------------------------     --------------     ---------------
                                                     DISINTERESTED TRUSTEES

Edwin Ehlert, Jr. (73)                Since 2004    Retired. Formerly, President, Premier           33                N/A
2517 Highway #35, Bldg. J                           Resources, Inc. (meeting management
Manasquan, NJ 08736                                 firm) since 1987.

Patrick J. Foye (47)                  Since 2004    President and CEO, United                       33          Director of
819 Grand Blvd.                                     Way of Long Island, since                                   Philadelphia
Deer Park, NY 11729                                 February 2004; Chairman, New                                Trust Company,
                                                    York Public Asset Fund                                      since 2002.
                                                    (state agency), since 2002;
                                                    Deputy Chairman, Long Island
                                                    Power Authority (public
                                                    utility) since 1995;
                                                    Executive Vice President of
                                                    Apartment Investment and
                                                    Management Company (real estate
                                                    investment) May 1998 to February 2004;
                                                    Partner, Skadden, Arps Slate Meagher &
                                                    Flom (Law firm) from 1989 to 1998.

Donald J. Harrington (58)            Since 2004     President of St. John's University,             33          Director of The
c/o St. John's University                           New York since 1989.                                        Bear Stearns
8000 Utopia Parkway                                                                                             Companies,
Jamaica, NY 11439                                                                                               Inc., since
                                                                                                                1993.

William J. Montgoris (57)            Since 2004     Retired since 1999. Formerly, Chief             33                N/A
286 Gregory Road                                    Operating Officer of The Bear Stearns
Franklin Lakes, NJ 07417                            Companies, Inc. from 1979 to 1999.

William E. Viklund (63)              Since 2004     Retired since 1996. Formerly,                   33                N/A
110 Grist Mill Lane                                 President and COO of Long Island
Plandome Manor, NY 11030                            Bankcorp from 1980 to 1996.

                                                      INTERESTED TRUSTEES

Bruce R. Bent (67)(2)                Since 2004     President of Reserve Management                 33          Chairman and
                                                                                                                Director of

The Reserve Funds                                   Company, Inc. ("RMCI"), Chief Executive                     RMC and Chairman
1250 Broadway                                       Officer of Reserve Management                               and Director of
New York, NY 10001                                  Corporation ("RMC") since 200_.                             Resrv Partners,
Chairman and Chief Executive                        Co-founder of RF in 1970; officer                           Inc. ("RESRV")
Officer                                             thereof since 1970.                                         since 200_;
                                                                                                                Chairman and
                                                                                                                Director of
                                                                                                                Reserve
                                                                                                                International
                                                                                                                Liquidity Fund
                                                                                                                (USD) Ltd.
                                                                                                                since 1990.
                                                    OFFICER(s) WHO ARE NOT TRUSTEES

Bruce R. Bent II (38)                Since 2004     Senior Vice President, Secretary and            N/A         Director of
The Reserve Funds                                   Assistant Treasurer of RMCI, Senior                         RESRV since
1250 Broadway                                       Vice President, Secretary and                               2000.
New York, NY 10001                                  Assistant Treasurer of RMC, and
President and Assistant Treasurer                   Secretary of RESRV since 2000; Vice
                                                    President of RMC, RMCI and RESRV from
                                                    1992 to 2000.

Arthur T. Bent III (36)              Since 2004     Chief Operating Officer/Treasurer,              N/A         Director of
The Reserve Funds                                   Senior Vice President and Assistant                         RESRV since
1250 Broadway                                       Secretary of RMCI, President,                               2000.
New York, NY 10001                                  Treasurer and Assistant Secretary of
Chief Operating Officer/Treasurer,                  RMC, and, Treasurer of RESRV since
Senior Vice President and                           2000; Vice President RMC, RMCI and
Assistant Secretary                                 RESRV from 1997 to 2000.

(1) Each Trustee and Officer serves for an indefinite term, until his/her successor is elected.

(2) Mr. Bent is an "interested person" of the Trust as defined in Section 2(a)(19) of the Act due to his positions with RMC, RMCI and RESRV.

COMMITTEES

The Board of Trustees of the Trust has established a Review Committee. The Review Committee considers such matters as compliance policies and procedures, the selection of the independent certified public auditor for the Trust, review of the auditor's report on accounting procedures and internal controls, review of the quarterly reports on brokerage commissions paid by the Trust, and other issues referred to the Review Committee by the full Board. Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund comprise the Trust's Review Committee and each receives an annual committee fee of $2,000. Prior to September __, 2004, the former Disinterested Trustees comprised a similar committee of the Trust, which met two times during the fiscal year ended June 30, 2004.

The Board of Trustees of the Trust has established a Valuation Committee to consider, among other things, time-sensitive valuation issues, including those related to market closures, changes in illiquid security values, and valuations of illiquid securities purchased by the Funds. The Valuation Committee is comprised of at least two Trustees at all times, one of who must be a Disinterested Trustee. Prior to September __, 2004, the former Disinterested Trustees comprised a similar committee of the Trust, which met three times during the fiscal year ended June 30, 2004.

The Board of Trustees of the Trust has established a Nominating Committee to evaluate the qualifications of candidates and make nominations for Disinterested Trustee membership. The Nominating Committee does not consider nominees recommended by shareholders. Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund comprise the Trust's Nominating Committee. Prior to September __, 2004, the former Disinterested Trustees comprised a similar committee of the Trust.

COMPENSATION TABLE

The Disinterested Trustees will be paid a stipend of $3,500 for each joint board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the Reserve fund complex. The Trust does not pay any pension or retirement benefits to the Trustees.

Prior to September __, 2004, the compensation paid to the former Disinterested Trustees for their services to the Trust included a fee of $1,500 per meeting of the Board of Trustees attended and an annual retainer of $3,000. In addition, the former Trustees were reimbursed for expenses incurred in connection with their attendance at meetings of the Board of Trustees. Members of the Audit Committee also received fees for meetings attended. However, no officer of the Trust received any compensation directly from the Trust for performing the duties of their offices.

The following table sets forth information regarding the total compensation paid by the Trust to its former Trustees for their services as Trustees during the fiscal year ended June 30, 2004

                                                 AGGREGATE COMPENSATION                   TOTAL COMPENSATION FROM
       TRUSTEE                                          FROM TRUST                         TRUST AND FUND COMPLEX
----------------------                           ----------------------                   -----------------------
James F. Twaddell                                         $9,400                                  $9,400

Robert H. Breslin, Jr.                                    $9,400                                  $9,400

Raymond Eisenberg(1)                                      $9,400                                  $9,400

Robert S. Lazar                                           $9,400                                  $9,400

Martin S. Levine                                          $9,400                                  $9,400

Timothy J. O'Hara                                         $9,400                                  $9,400

Todd Eisenberg                                            $9,400                                  $9,400

David P. Como(2)                                          $    0                                  $    0

David Elias(2)                                            $    0                                  $    0

George A. Froley, III(2)                                  $    0                                  $    0

(1) Mr. Eisenberg served as a Trustee until his death on September 12, 2003.

(2) Messrs, Como, Elias and Froley were Interested Trustees of the Trust and received no compensation from the Trust.


CODES OF ETHICS

The Trust, Reserve Management Company, Inc. (the "Advisor" or "RMCI") and Resrv Partners, Inc. (the "Distributor" or "RESRV") have adopted Codes of Ethics, respectively, conforming to the requirements of Rule 17j-1 under the Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Codes, an Access Person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established. The Codes do not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust which delegate the responsibility for voting proxies to RMCI, subject to the Board's continuing oversight. In accordance with the requirements of Rule 206(4)-6 under the Act, RMCI, as advisor to the Trust, has adopted and implemented the following proxy voting policy with respect to those assets for which one of its investment companies has vested a sub-adviser with discretionary investment management authority. RMCI believes that these procedures ensure that proxies are voted in the best interest of the Trust, in accordance with its fiduciary duties and applicable rules.

Each sub-advisor shall be primarily responsible for determining how client proxies are voted and for the ongoing review and evaluation of its proxy voting policy and corresponding compliance with the requirements of Rules 206(4)-6 and 204-2(c)(2). RMCI will receive periodic reports from the sub-advisors to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policy was approved by the Trustees. RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, are available upon request. Please contact the Trust at 1250 Broadway, New York, NY 10001-3701, attn: Client Services or call 800-637-1700 to request a copy.

The Trust files Form N-PX, with each Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for each Fund is available without charge, upon request, by calling toll-free 800-637-1700 and on the SEC's website at www.sec.gov.

PRINCIPAL HOLDERS OF SECURITIES

As of September __, 2004, the current Trustees and officers of the Trust individually and as a group owned beneficially less than 1.00% of the outstanding shares of any Fund. The following table sets forth the dollar range of equity securities beneficially owned by each former Trustee in the Funds as of December 31, 2003.

                                                                                               Aggregate Dollar Range
                                                                                               of Equity Securities in
                                                                                                   All Registered
                                                                                                Investment Companies
                                                                                                      Overseen
                                                                    Dollar Range of Equity     by Trustee in Family of
   Name of Trustee                               Fund                Securities in a Fund       Investment Companies
----------------------                     -----------------        ----------------------     -----------------------
DISINTERESTED TRUSTEES

James F. Twaddell                          First Mutual Fund            $10,001-$50,000             $10,001-$50,000

Robert H. Breslin, Jr.                     First Mutual Fund               $1-$10,000                 $1-$10,000

Raymond Eisenberg(1)                       First Mutual Fund                $100,000                   $100,000

Robert S. Lazar                            First Mutual Fund            $10,001-$50,000             $10,001-$50,000

Martin S. Levine                                  N/A                         None                       None

Timothy J. O'Hara                          First Mutual Fund            $10,001-$50,000             $10,001-$50,000

Todd L. Eisenberg                                 N/A                         None                       None

INTERESTED TRUSTEES

David P. Como                                     N/A                         None                       None

David Elias                                       N/A                         None                       None

                                        Convertible Securities
George A. Froley, III                            Fund                   $10,001-$50,000             $10,001-$50,000

(1) Mr. Eisenberg served as a Trustee Trust until his death on September 12, 2003.

Listed below are the names and addresses of those shareholders and accounts who, as of September __, 2004, owned of record or beneficially 5% or more of the shares of a Fund.

Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

As of September __, 2004, the following persons or organizations owned of record or beneficially more than 5% of the outstanding voting shares of First Mutual
Fund:

NAME AND ADDRESS OF BENEFICIAL OWNER        NUMBER OF SHARES HELD     PERCENTAGE
------------------------------------        ---------------------     ----------


As of September __, 2004, the following persons or organizations owned of record or beneficially more than 5% of the outstanding voting shares of Total Return Bond Fund:

NAME AND ADDRESS OF BENEFICIAL OWNER     NUMBER OF SHARES HELD   PERCENTAGE
------------------------------------     ---------------------   ----------


As of September __, 2004, the following persons or organizations owned of record or beneficially more than 5% of the outstanding voting shares of Convertible Securities Fund:

NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES HELD   PERCENTAGE
------------------------------------   ---------------------   ----------


                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISOR

Effective September __, 2004, RMCI, 1250 Broadway, New York, New York 10001-3701 manages the Trust and provides it with investment advice. Under an Investment Management Agreement, RMCI manages each Fund, is responsible for the day-to-day oversight of the Trust's operations and otherwise administers the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and this SAI.

RMCI has been granted relief by the SEC to appoint, dismiss and replace sub-advisors and amend the sub-advisory agreements subject to the approval of the Trustees and without obtaining shareholder approval.

Pursuant to the Investment Management Agreement, the Funds pay RMCI a comprehensive management fee per year of the average daily net assets of each Fund at the following rates:

Fund                              Class R           Class I
----                              -------           -------
First Mutual Fund                  1.55%             1.00%

Total Return Bond Fund             1.30%             1.00%

Convertible Securities Fund        1.50%             1.00%

The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees and expenses of the Disinterested Trustees, for which RMCI pays its direct or allocated share.

The Investment Management Agreement is subject to annual review and must be approved at least annually by a vote of a majority of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon sixty (60) days written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by RMCI.

Prior to September __, 2004, Trainer Wortham & Company, Inc. ("Trainer Wortham"), with offices at 1230 Avenue of the Americas, New York, NY, 10020 served as the advisor of the First Mutual Fund and Total Return Bond Fund.

For the fiscal years ended June 30, 2004, 2003 and 2002, with respect to First Mutual Fund, the Fund paid Trainer Wortham fees aggregating $______, $185,519 and $280,125, respectively.

With respect to the Total Return Bond Fund, for the fiscal year ended June 30, 2004, Trainer Wortham earned fees of $_______, of which $______ were waived. For the fiscal year ended June 30, 2003, Trainer Wortham earned fees of $97,143 of which $73,514 were waived. For the fiscal year ended June 30, 2002, Trainer Wortham earned fees of $113,883, of which $62,183 were waived. Pursuant to an Operating Expenses Agreement, Trainer Wortham agreed to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Fund to 1.00% of the Fund's average daily net assets. The Operating Expenses Agreement provided that any fees waived and/or operating expenses reimbursed by Trainer Wortham during a fiscal year of the Fund may be recouped by Trainer Wortham during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2004 Trainer Wortham had unrecouped fee waivers and/or expense reimbursements with respect to the Total Return Bond Fund of $_______ of which $______ can be recouped through June 30, 2005, $______ can be recouped through June 30, 2006, and $_______ can be recouped through June 30, 2007.

Prior to September __, 2004, Froley, Revy Investment Co., Inc. ("Froley, Revy" and, together with Trainer Wortham, the "Prior Advisors"), with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, served as the advisor for the Convertible Securities Fund and Trainer Wortham served as the sub-advisor to the Fund. Trainer Wortham's sub-advisory fees were paid directly by Froley, Revy and were not paid by the Convertible Securities Fund.

With respect to the Convertible Securities Fund, for the fiscal year ended June 30, 2004, Froley, Revy was entitled to receive fees of $_______, of which $______ were waived. For the fiscal year ended June 30, 2003, Froley, Revy was entitled to receive fees of $93,915, of which $47,810 were waived. For the fiscal year ended June 30, 2002, Froley, Revy was entitled to receive fees of $94,828 of which $42,236 were waived. Pursuant to an Operating Expenses Agreement with the Convertible Securities Fund, Froley, Revy agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the total operating expenses of the prior Class A Shares and the prior Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets. The Operating Expenses Agreement provided that any fees waived and/or operating expenses reimbursed by Froley, Revy during a fiscal year of the Fund may be recouped by Froley, Revy during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2004, Froley, Revy had unrecouped fee waivers and/or expense reimbursements with respect to the Convertible Securities Fund of $_______ of which $_______ can be recouped through June 30, 2005, $______ can be recouped through June 30, 2006, and $_______ can be recouped through June 30, 2007.

THE SUB-INVESTMENT ADVISORS

Effective September __, 2004, RMCI and the Trust have entered into Sub-Investment Management Agreements ("Sub-Advisory Agreements") with the Prior Advisors (each a "Sub-Advisor", and together, the "Sub-Advisors"). Pursuant to the Sub-Advisory Agreements, Trainer Wortham serves as the Sub-Advisor to the First Mutual and Total Return Bond Funds and Froley, Revy serves as the Sub-Advisor to the Convertible Securities Fund. Under the Sub-Advisory Agreements, RMCI will pay the respective Sub-Advisor a fee at the end of each calendar quarter of not less than 0.45%, 0.35%, and 0.35% of the net assets of the current shareholders of the First Mutual, Total Return Bond and Convertible Securities Funds, respectively, and, not less than 0.30% of the net assets of any new Class R shareholders of a Fund and not less than 0.20% on the net assets of any redesignated Class I shareholders of a Fund, on an annual basis.

Each Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for purpose of voting on such renewal. Each agreement automatically terminates upon its assignment and may be terminated without penalty upon sixty (60) days written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Advisor.

The Investment Management Agreement and the Sub-Advisory Agreements were approved by the Board of Trustees on July 27, 2004. In approving the Agreements, the Board of Trustees requested, and the Advisor and Sub-Advisors provided, information necessary for the Trustees to evaluate the fairness of the compensation to be paid by each Fund. The Trustees considered the following factors: the requirements of the Funds in the areas of investment supervisory and administrative services; the expected quality of the Advisor's services and the historical quality of the Sub-Advisors' services; the fees to be paid for the investment advisory services; other services to be provided that are not covered in the Investment Management Agreement; the total expenses of the Funds relative to a selected peer group; the willingness of the Advisor and the Sub-Advisors to waive any portion of their fees; the expected profitability of the Advisor and the Sub-Advisors; the extent to which the Advisor and the Sub-Advisors receive benefits from soft dollars and other service benefits, the capabilities and financial condition of the Advisor and the Sub-Advisors; the current conditions and trends prevailing in the economy and the historical relationship between the Funds and Sub-Advisors; and other information deemed relevant by the Board. Based on this review, it was the judgment of a majority of Trustees, including a majority of the Disinterested Trustees, that approval of the agreements was in the best interests of the Funds and their shareholders.

THE DISTRIBUTOR

Effective September __, 2004, RESRV, 1250 Broadway, New York, NY 10001-3701, serves as distributor of the shares of the Trust. RESRV is a "principal underwriter" for the Trust within the meaning of the Act, and as such acts as agent in arranging for the continuous offering of Trust shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. RESRV's principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years. The Distribution Agreement must be approved annually by the Trustees, including a majority of the Disinterested Trustees.

Prior to September __, 2004, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 served as distributor of the Trust's shares.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

The Trust maintains a Plan of Distribution and related agreements, as amended, under Rule 12b-1 of the Act ("Plan"), which provide that investment companies may pay distribution expenses, directly or indirectly, pursuant to a plan adopted by the Board and approved by its shareholders. Pursuant to the Plan, the Distributor or its affiliates may make payments ("assistance payments") to brokers, financial institutions and financial intermediaries ("Firms") in respect of each Fund's Class R shareholder accounts ("qualified accounts") to which the Firms have rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to Firms at an annual rate of 0.25% of the average daily net asset value ("NAV") of all Firms' qualified accounts. The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders and that its costs are primarily intended to result in the sale of the Trust's shares. The Class I shares of each Fund do not participate in the Plan. Under the Plan, the Trust's officers report quarterly the amounts and purposes of assistance payments to the Trustees. In conformity with a regulatory requirement governing the operation of the Plan, the selection and nomination of the Disinterested Trustees of the Trust are at the discretion of the Disinterested Trustees currently in office. The Plan and related agreements as to any Fund may be terminated at any time by a vote of a majority of the outstanding voting securities of that Fund. The Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Trustees, including a majority of the Disinterested Trustees. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

Prior to September __, 2004, First Mutual Fund operated a Distribution Plan pursuant to Rule 12b-1 under the Act (the "TW Plan"). The TW Plan permitted the First Mutual Fund to reimburse the Distributor for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.

Prior to September __, 2004, the Convertible Securities Fund operated a Distribution and Service Plan pursuant to Rule 12b-1 under the Act (the "FR Plan", together with the TW Plan, the "Prior Plans") with respect to each class of shares offered by the Fund in order to pay for activities primarily intended to result in the sale of the Fund's shares. Pursuant to the FR Plan, the prior Class A Shares paid a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund's assets attributable to Class A Shares and the prior Class B Shares paid a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund's net assets attributable to Class B Shares.

The Prior Plans provided that the Trust's principal underwriter be reimbursed on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended June 30, 2004, distribution expenses for First Mutual Fund and Convertible Securities Fund were reimbursed as follows:

                                                                          CONVERTIBLE SECURITIES -
                                                   FIRST MUTUAL             CLASS A SHARES FUND             TOTAL
EXPENSE ITEM                                       FUND AMOUNT                     AMOUNT               DISBURSEMENTS
------------                                       -----------            ------------------------      -------------
Printing                                              $                          $                          $
Underwriter Compensation

Compensation to Broker Dealers
Marketing and Advertising
Other
                                                       --------                   --------                      ------
TOTAL 12B-1 EXPENSES                                   $                          $                             $

THE PRIOR ADMINISTRATOR

Prior to September __, 2004, PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406, served as the Trust's Administrator pursuant to an Administration Agreement.

The services PFPC provided to the Trust included: the coordination and monitoring of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust; preparing, filing and distributing proxy materials, periodic reports to shareholders, organization of Board meetings, registration statements and other documents; and responding to shareholder inquiries.

With respect to First Mutual Fund, PFPC received administration fees of $______, $50,400 and $50,315 for the fiscal years ended June 30, 2004, June 30, 2003 and June 30, 2002, respectively. With respect to the Total Return Bond Fund, PFPC received administration fees of $______, $32,500 and $35,919 for the fiscal years ended June 30, 2004, June 30, 2003 and June 30, 2002, respectively. With respect to the Convertible Securities Fund, PFPC received administration fees of $______, $21,562 and $20,600 for the fiscal years ended June 30, 2004, June 30, 2003 and June 30, 2002, respectively.

THE PRIOR TRANSFER AGENT AND FUND ACCOUNTANT

Prior to September __, 2004, PFPC served as the Trust's Transfer Agent, Dividend Disbursing Agent and Redemption Agent pursuant to a Transfer Agent Services Agreement and also served as the Trust's Accounting Services Agent pursuant to an Accounting Services Agreement.

THE CUSTODIAN

Effective September __, 2004, J.P. Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is Custodian of the assets of the Trust pursuant to a Custodian Agreement. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Prior to September __, 2004, PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153, served as the Trust's Custodian.

INDEPENDENT AUDITORS

Effective September __, 2004,                           , 1177 Avenue of the
Americas, New York, NY 10036 serves as the Funds' independent accountants.

Prior to September __, 2004,                            , LLP, Two Penn Center,
Suite 820, Philadelphia, PA, 19102-1732 served as independent auditors for the Funds and provided audit and tax services.

FUND COUNSEL

Effective September __, 2004, __________, located at ____________, serves as counsel to the Trust.

Prior to September __, 2004, Dechert LLP, located at 1775 Eye Street, N.W., Washington, DC, 2006-2401, served as counsel to the Trust.

BROKERAGE COMMISSIONS

Subject to the overall supervision of the officers of the Trust, its Trustees, and the Advisor, each Sub-Advisor places all orders for the purchase and sale of their respective Fund's investment securities. In general, in the purchase and sale of investment securities, each Sub-Advisor will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, each Sub-Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Fund's Sub-Advisor, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account, the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined in good faith by the Fund's Sub-Advisor. Brokers or dealers who execute investment securities transactions for a Fund may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures adopted by, and the supervision of, the Trustees, each Sub-Advisor is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the Act. When transactions are made in the over-the-counter market, each Fund deals with the primary market makers unless more favorable prices are otherwise obtainable.

During the fiscal years ended June 30, 2004, 2003 and 2002, First Mutual Fund paid total brokerage commissions of $______, $67,116 and $88,148, respectively. During the fiscal years ended June 30, 2004 and 2003 and 2002, Convertible Securities Fund paid total brokerage commissions of $______, $9,978 and $7,525, respectively.

                             PRICING OF FUND SHARES

As indicated in the Prospectus, the net asset value per share of each Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE"). The NYSE is open Monday through Friday, but is currently scheduled to be closed on: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Fund will not be calculated.

Equity Securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value.

Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at their fair market value as determined in good faith under procedures established by the Board of Trustees.

Debt securities (including convertible debt) having a maturity greater than 60 days for which market quotations are readily available will be valued at the latest bid price for the Convertible Securities Fund and the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price.

Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

                           HOW TO BUY AND SELL SHARES

PURCHASE OF SHARES

Shares of the Funds are offered on a continuous basis and may be purchased by contacting the Funds, RESRV or dealers who have selling agreements with RESRV.

The minimum initial investment for Class R shares is $2,500 and $250 for IRA accounts. The minimum subsequent investment is $100. Class R shareholders (except IRAs) must achieve a balance of $2,500 within twelve (12) months, or the Fund will impose a "small balance fee". The minimum initial investment for Class I shares is $250,000 and the minimum subsequent investment is $10,000. The Funds reserve the right, with respect to any person or class of persons, under certain circumstances to waive or lower investment minimums. Additionally, the Funds reserve the right to reject any purchase order and to suspend the offering of shares of a Fund.

Shares of the Funds may be purchased each business day at the public offering price determined after receipt of payment by the Funds or by authorized dealers provided the request complies with the requirements set forth in the Prospectus. All initial purchases must be accompanied by an Account Application. For clients of certain Firms, shares may be purchased directly through such Firms. However, purchases may be subject to the Firms' own minimums and purchase requirements.

Purchases may be made by check or by wire as specified in the Prospectus. However, purchase orders are not accepted on days that the NYSE is closed for general trading.

All investments must be in U.S. dollars. Third-party, foreign, and travelers' checks, money orders, credit card convenience checks as well as, cash investments will not be accepted. Purchase orders will be confirmed at the public offering price calculated after receipt by the Funds or Firms (who promptly transmit order to the Funds) of payment. It will be the responsibility of authorized dealers to properly and promptly transmit orders to the Funds. Orders received by the Funds or the Firms after 4:00 PM (Eastern Time) will be priced at the public offering price in effect at 4:00 PM (Eastern Time) on the next business day.

Share Certificates. Share certificates are not issued by the Trust.

REDEMPTIONS OF SHARES

Redemption payments are normally made by check or wire transfer, but the Trust is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of portfolio instruments valued at the same time as the redemption NAV is determined). The Trust has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of a particular Fund. The election is irrevocable pursuant to rules and regulations under the Act unless withdrawal is permitted by order of the SEC. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption. No Fund has utilized this option since inception, regardless of the amount of the redemption.

Telephone Requests. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

Written Requests. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

Signature Guaranteed. The following situations require written instructions along with signatures guaranteed.

      (1) redemptions for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

      (2) redemptions on accounts whose address has been changed within the past 30 days; or

      (3) redemption proceeds to be sent to someone other than the account owner or the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries public cannot provide signature guarantees.

Automatic Withdrawal Plans. (Class R Shares only). If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. In order for such payments to continue under the Automatic Withdrawal Plans, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. Changes to instructions must be in writing with signature(s) guaranteed. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plans at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

Automatic Transfer Plans (ACH). (Class R shares only). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

Exchange Privilege. Shares of each Fund may be exchanged for shares in any other Fund or the Reserve money-market funds (offered in a separate Prospectus) at NAV. This exchange privilege may not be available to clients of certain firms. A sales load will be charged on exchanges, if applicable. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Fund reserves the right to record all exchange requests. The exchange privilege is not available for shares that have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of shares of one Fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or this SAI.

The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Advisor to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Advisor's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM (Eastern Time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern Time) will be effected at the next calculated NAV.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the NYSE is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the NYSE is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF A FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

Shareholder Service Policies. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on redemption checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial and subsequent investment amounts at any time.

If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Fund, the Advisor or the Distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the Fund, the Advisor or the Distributor.

Purchases and Redemptions Through Others. Share purchases and redemptions may also be made through Firms, which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Funds' transfer agents will have no information about their accounts, which will be available only from their Firm. Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                                      TAXES

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative rulings, all of which are subject to change which may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code so long as such qualification is in the best interests of shareholders. If it so qualifies, each Fund generally will not be subjected to federal income tax on distributed amounts. Shareholders of a Fund, however, will be subject to federal income tax on any ordinary income and capital gains realized by the Fund and distributed to shareholders, whether distributed in cash or in the form of additional shares. Distributions of ordinary income and short-term capital gains will be taxable to the shareholder as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain distributions may be taxable to individuals and certain other shareholders at the maximum federal capital gains rate, depending upon the Fund's holding period for the assets giving rise to the capital gains, regardless of how long the shareholder has held the Fund's shares. The maximum capital gains rate generally applies to gains from the sale of assets held for more than 12 months. Capital gain from the sale of assets held for one year or less will generally be taxed as ordinary income.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Capital gains may be taxable to individuals and certain other shareholders at the maximum federal capital gains rate, depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as a long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Shareholders receiving distributions in the form of additional shares of a Fund will have a cost basis for federal income tax purposes in each share received equal to the NAV of a share of that Fund on the reinvestment date. An exchange of shares in a Fund for shares of a related Fund will be treated as a taxable sale of the exchanged Fund shares. Accordingly, a shareholder may recognize a gain or loss for federal income tax purposes depending upon his or her basis in the Fund shares exchanged. A gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands. The shareholder will have a tax basis in the newly acquired Fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

In order to qualify as a "regulated investment company" under the Code, each of the Funds must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments from certain securities loans, and gains from the sale of stock, securities or foreign currencies or other income (such as gains from options, futures or forward contracts) from investing in stock, securities or currencies; and (ii) hold as of the close of each taxable year quarter at least 50% of its assets in certain investments, such as cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited from any issuer to not more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and hold not more than 25% of the value of the Fund's assets in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies).

The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus 98% of their capital gain net income (the excess of capital gains over capital losses) for the one year period ending October 31. Dividends declared in October, November or December of any year to shareholders of record on any date in such a month will be deemed to have been received by the shareholders and paid by the Fund on December 31 of that year, provided such dividends are paid during January of the following year. If in any taxable year a Fund fails to qualify as a regulated investment company, the Fund's taxable income would be taxable at corporate income rates and distributions to shareholders would be taxable as dividends to the extent of the Fund's earnings and profits.

Dividends to shareholders who are nonresident aliens may be subject to a U.S. withholding tax at a rate of up to 30% under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser concerning the applicability of the U.S. withholding tax.

Investment by a Fund in zero coupon or other discount debt securities will result in income to the Fund equal to a portion of the excess of the face value of the debt securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if a Fund invests in certain high-yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from a Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for the deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders. Gains derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by a Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

The Code includes rules applicable to certain non-equity listed options, futures contracts, and options on futures contracts which a Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes ("marked-to-market"). Generally, equity options (options to buy or sell stocks) are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in equity options generally constitute short-term capital gains or losses. If equity call options written, or equity put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for equity puts or increased by the premium received for equity calls.

Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, this amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to shareholders, and which will be taxed as ordinary income or capital gain, may be increased or decreased as compared to a Fund that did not engage in such hedging transactions. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period of the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

A Fund may be subject to non-U.S. tax on income and gains received from securities of non-U.S. issuers which generally is withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries is not known. The Funds intend to operate so as to qualify for tax treaty benefits where applicable. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund may operate so as to meet the requirements of the Code to "pass through" to its shareholders tax benefits attributable to foreign income taxes paid by the Fund. If more than 50% of the value of the Fund's total assets at the close of its taxable year is comprised of securities issued by foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election shareholders will be required to (i) include in gross income, even though not actually received, their respective proportional share of foreign taxes paid by the Fund; (ii) treat their proportional share of foreign taxes as paid by them; and (iii) subject to certain limitations, either deduct their proportional share of foreign taxes in computing their taxable income, or use such share as foreign tax credit against U.S. income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. One or more of the Funds may meet the requirements to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that any Fund will do so. Each shareholder will be notified within 60 days after the close of the taxable year of the Fund if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's proportional share (by country) of (i) the foreign taxes paid and (ii) the Fund's gross income from foreign sources. The notice shall also include the amount of foreign taxes not allowable for "pass through" treatment because of a failure to satisfy certain requirements imposed under the Code.

A Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another currently available election involves marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains and losses are treated as though they were realized. Any such mark-to-market losses and any loss from all actual disposition of shares is deductible as an ordinary loss to the extent of any net mark-to-market gains previously report as income.

A Fund generally will be required to withhold federal income tax at a rate of 28% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (ii) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the tax consequences related to investing in the Fund.

                             PERFORMANCE INFORMATION

From time to time, performance information regarding a Fund, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations represent a Fund's past performance, and should not be considered as representative of future results. A Fund's total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

From time to time, a Fund may advertise its yield and "tax-equivalent" yield. A Fund's yields are calculated according to methods that are standardized for all mutual funds. Because yield calculation methods differ from the methods used for other purposes, a Fund's yield may not equal its distribution rate, the income paid to a shareholders account, or the income reported in the Fund's financial statements. The yield of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30 days over a 365-day period and is shown as a percentage of the investment. The Fund may also advertise together with its yield a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's yield.

A Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by a Fund should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Funds may also be mentioned in newspapers, magazines, or other media from time to time. The Funds assume no responsibility for the accuracy of such data. Each Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

The principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CALCULATION OF TOTAL RETURN

Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         ERV  =   P(1 + T)(n)

Where:   ERV  =   ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
           P  =   hypothetical initial payment of $1,000.
           n  =   period covered by the computation, expressed in terms of
                  years.
           T  =   average annual total return.

The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV) -1]
                         ----------
                             P

Where:   ERV  =   ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
           P  =   hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Average annual total return (before taxes) for a specified period of time is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

Each Fund that advertises an "average annual total return - after taxes on distributions" for a class of shares computes such return by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on distributions but not after taxes on redemption according to the following formula:

                                P (1 + T)(n) = ATV(D)

Where:

P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), and n = number of years.
ATV(D) = ending value of a hypothetical $1,000 payment after taxes on fund distributions but not after taxes on redemptions

Average annual total return-after taxes on distributions for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short term capital gain rate for short term capital gain distributions and long term capital gain rate for long term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes).

Each Fund that advertises an "average annual total return-after taxes on distributions and redemption" for a class of shares computes such return by determining the average annual compounded rate of return after taxes on distributions and redemption during specific periods that equates the initial amount invested to the ending value after taxes on distributions and redemption according to the following formula:

                               P (1 + T)(n) = ATV(DR)

Where:

        P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption), and
        n = number of years.
        ATV(DR) = ending value of a hypothetical $1,000 payment after taxes on fund distributions and redemption

Average annual total returns-after taxes on distributions and redemptions for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g. short-term or long-term).

A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

 YIELD = 2 [(a-b+1)6-1]
         --------------
               cd

Where:  a  = dividends and interest earned during the period;
        b  = expenses accrued for the period (net of reimbursements);
        c  = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

                          SHARES OF BENEFICIAL INTEREST

DESCRIPTION OF SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of a Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS

The Board of Trustees does not intend to hold annual meetings of shareholders of the Funds. Subject to certain conditions, shareholders of the Funds may seek to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.

                              FINANCIAL STATEMENTS

The audited financial statements and notes thereto for each Fund, contained in the Annual Report to Shareholders dated June 30, 2004, are incorporated by reference into this Statement of Additional Information and have been audited by
                              , whose report also appears in the Annual Report
and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of
     , independent auditors, given on the authority of said firm as experts in auditing and accounting.

At a meeting of the Board of Trustees held on July 27, 2004, the Board unanimously approved a change in fiscal year-end for the Trust and each Fund from June 30 to May 31.

                                     PART C
                                OTHER INFORMATION

ITEM 22. EXHIBITS.

      (a) Agreement and Declaration of Trust dated October 18, 1994, last amended July 25, 1996 -- Incorporated herein by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

      (b) By-Laws dated October 18, 1994, last amended July 25, 1996 -- Incorporated herein by reference to Exhibit No. 2(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

      (c)   None

      (d)   (i)    Investment Advisory Agreement for TRAINER WORTHAM FIRST
                   MUTUAL FUND between Registrant and Trainer Wortham & Company,
                   Inc. dated November 14, 1998 -- Incorporated herein by reference to Exhibit (d)(i) to Post-Effective Amendment No.
                   68 to Registration Statement No. 2-15037 filed electronically
                   November 1, 2000.

            (ii) Investment Advisory Agreement for TRAINER WORTHAM TOTAL RETURN BOND FUND between Registrant and Trainer Wortham & Company, Inc. dated November 14, 1998 -- Incorporated herein by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically November 1, 2000.

            (iii) Investment Advisory Agreement for FROLEY, REVY CONVERTIBLE SECURITIES FUND between Registrant and Froley, Revy Investment Co., Inc. dated September 30, 2002 -- Incorporated herein by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 70 to Registration Statement No. 2-15037 filed electronically November 1, 2002.

            (iv) Sub-Investment Advisory Agreement for FROLEY, REVY CONVERTIBLE SECURITIES FUND between Froley, Revy Investment Co., Inc. and Trainer Wortham & Company, Inc. dated September 30, 2002 -- Incorporated herein by reference to Exhibit
                   (d)(iv) to Post-Effective Amendment No. 70 to Registration Statement No. 2-15037 filed electronically November 1, 2002.

      (e)   (i)    Underwriting Agreement between Registrant and PFPC
                   Distributors, Inc. dated December 31, 2000 -- Incorporated herein by reference to Exhibit (e)(ii) to Post-Effective
                   Amendment No. 69 to Registration Statement No.2-15037 filed electronically October 17, 2001.

      (f)          None.

      (g)   (i)    Custody Agreement with PFPC Trust Company dated August 1,
                   2000 -- Incorporated herein by reference to Exhibit (g)(i) to Post-Effective Amendment No. 68 to Registration Statement No.
                   2-15037 filed electronically November 1, 2000.

      (h)   (i)    Administration Agreement between Registrant and Fund/Plan
                   Services, Inc., dated July 25, 1996 -- Incorporated herein by reference to Exhibit No. 9(a) to Post-Effective Amendment No.
                   56 to Registration Statement No. 2-15037 filed electronically
                   September 30, 1996.

                   (a) Amendment to Administration Agreement dated April 28, 1998 -- Incorporated herein by reference to Exhibit No. 9(a)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

            (ii) Accounting Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 -- Incorporated herein by reference to Exhibit No. 9(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                   (a) Amendment to Accounting Services Agreement dated April 28, 1998 -- Incorporated herein by reference to Exhibit No. 9(b)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

            (iii) Transfer Agent Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 -- Incorporated herein by reference to Exhibit No. 9(c) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

                   (a) Amendment to Transfer Agent Services Agreement dated April 28, 1998 -- Incorporated herein by reference to Exhibit No. 9(c)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

                   (b) Amendment to Transfer Agent Services Agreement dated July 24, 2002 -- Incorporated herein by reference to Exhibit (h)(iii)(b) to Post-Effective Amendment No. 70 to Registration Statement No. 2-15037 filed electronically November 1, 2002.

            (iv) Operating Expenses Agreement for TOTAL RETURN BOND FUND between Registrant and Trainer Wortham & Company, Inc., dated July 1, 1999, as amended, July 30, 2002 -- Incorporated herein by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 71 to Registration Statement No. 2-15037 filed electronically September 30, 2003.

            (v) Operating Expenses Agreement for FROLEY, REVY CONVERTIBLE SECURITIES FUND between Registrant and Froley, Revy Investment Co., Inc., dated August 1, 2002 - Incorporated herein by reference to Exhibit (h)(v) to Post-Effective Amendment No. 71 to Registration Statement No. 2-15037 filed electronically September 30, 2003.

      (i) Opinion of Counsel -- Incorporated by reference to Registrant's Rule 24f-2 Notice filed electronically September 29, 1998.

      (j)   Consent of independent auditors -- to be filed by amendment.

      (k)   Not Applicable.

      (l)   None.

      (m)   (i)    Distribution (12b-1) Plan for FIRST MUTUAL FUND, dated
                   October 31, 1991, as amended November 14, 1998 --
                   Incorporated herein by reference to Exhibit (m)(i) to Post-Effective Amendment No. 70 to Registration Statement No.
                   2-15037 filed electronically November 1, 2002.

            (ii) Service and Distribution Plan for the FROLEY, REVY CONVERTIBLE SECURITIES FUND -- Incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 67 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

      (n)   Reserved.

      (o)   None.

      (p)   (i)    Code of Ethics - Trainer Wortham Funds and Trainer Wortham &
                   Company, Inc. --Incorporated herein by reference to Exhibit
                   (p)(i) to Post-Effective Amendment No. 70 to Registration
                   Statement No. 2-15037 filed electronically November 1, 2002.

            (ii) Code of Ethics - Froley, Revy Investment Co., Inc. -- Incorporated herein by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

      (q)   Powers-of-Attorney -- Incorporated herein by reference to Exhibit
            (q) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically August 3, 2000.


ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.


ITEM 24. INDEMNIFICATION.

      Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides as follows: The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every trustee and officer of the Trust from an against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

      Article Sixth of the By-Laws of the Trust provide that any trustee and officer shall be indemnified against reasonable costs and expenses incurred in connection with any proceeding to which he or she is made a party by reason of his being or having been a trustee or officer of the Trust, except in relation to any action, suit or proceeding in which he or she is adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves a trustee or officer of liability for such willful misfeasance, etc., a written opinion of independent counsel is required prior to payment of indemnification.

      Indemnification of the Trust's investment advisor, distributor, custodian, administrator, transfer agent, dividend disbursing and redemption agent and accounting services agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement (Exhibit 5(a)); Section 8 of the Underwriting Agreement (Exhibit 6(a)), Section 18 of the Custodian Agreement (Exhibit 8),
Section 25 of the Administration Agreement (Exhibit 9(a)) Section 8(d) of the Administration Agreement (Exhibit 9(c)), and Section 23 of the Accounting Services Agreement (Exhibit 9(c)).

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities which have been registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

      The list required by this Item 26 of officers and directors of Trainer Wortham & Company Inc., together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Trainer Wortham & Company Inc. pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-56293).

      The list required by this Item 26 of officers and directors of Froley, Revy Investment Co., Inc., together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Froley, Revy Investment Co., Inc. pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 10672).


ITEM 26. PRINCIPAL UNDERWRITER.

      (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of July 1, 2004:

                   AB Funds Trust
                   AFBA 5 Star Funds, Inc.
                   Atlantic Whitehall Funds Trust
                   ASA Hedged Equity Fund LLC
                   ASA Debt Arbitrage Fund LLC
                   ASA Market Neutral Equity Fund LLC

                   ASA Managed Futures Fund LLC
                   Columbia Floating Rate Fund
                   Columbia Floating Rate Advantage Fund
                   Columbia Institutional Floating Rate Fund
                   Forward Funds, Inc
                   Harris Insight Funds Trust
                   Hillview Investment Trust II
                   Kalmar Pooled Investment Trust
                   Matthews Asian Funds
                   Metropolitan West Funds
                   Pictet Funds
                   The RBB Fund, Inc.
                   RS Investment Trust
                   Scudder Investments VIT Funds
                   Stratton Growth Fund, Inc.
                   Stratton Monthly Dividend REIT Shares, Inc.
                   The Stratton Funds, Inc.
                   Tomorrow Funds Retirement Trust
                   Trainer, Wortham First Mutual Funds
                   Van Wagoner Funds
                   Weiss, Peck & Greer Funds Trust
                   Weiss, Peck & Greer International Fund
                   Wilshire Mutual Funds, Inc.
                   WPG Large Cap Growth Fund
                   WPG Tudor Fund
                   WT Investment Trust

            Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                   BlackRock Provident Institutional Funds
                   BlackRock Funds, Inc.
                   International Dollar Reserve Fund I, Ltd.

            Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                   Northern Funds Trust
                   Northern Institutional Funds Trust

            Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                   ABN AMRO Funds

            PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406

      (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Brian Burns               -     Chairman, Chief Executive Officer,
                                         Director and President
         Michael Denofrio          -     Director
         Nick Marsini              -     Director
         Timothy Mahoney           -     Director & Senior Vice President
         Rita G. Adler             -     Chief Compliance Officer
         Christine A. Ritch        -     Chief Legal Officer,
                                         Assistant Secretary and Assistant Clerk
         Salvatore Faia            -     Secretary and Clerk
         Christopher S. Conner     -     Vice President and
                                         Anti-Money Laundering Officer
         Julie Bartos              -     Assistant Secretary and Assistant Clerk
         Bradley A. Stearns        -     Assistant Secretary and Assistant Clerk
         Linda Toepel              -     Assistant Secretary and Assistant Clerk
         Craig Stokarski           -     Treasurer and
                                         Financial & Operations Principal
         Douglas D. Castagna       -     Controller and Assistant Treasurer
         Bruno Di Stefano          -     Vice President
         Susan K. Moscaritolo      -     Vice President


      (c)   Not applicable.



ITEM 27. LOCATION OF ACCOUNTS AND RECORDS.

(1) Trainer Wortham & Company, Inc., 1230 Avenue of the Americas, New York, NY 10020 (records relating to its functions as investment advisor).

(2) Froley, Revy Investment Co., Inc., 10900 Wilshire Boulevard, Los Angeles, California 90024 (records relating to its functions as investment advisor).

(3) PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153 (records relating to its functions as Custodian).

(4) PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as Transfer Agent, dividend disbursing and redemption agent, and Accounting Services Agent).

(5) Dechert LLP, 1775 Eye Street N.W., Washington, DC 20006 (Articles of Association, By-Laws and Minute Books).

(6) PFPC Inc. and PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (Administrative records and those records relating to functions as Distributor.

ITEM 28. MANAGEMENT SERVICES.

None

ITEM 29. UNDERTAKINGS.

None

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 72 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in New York, New York on July 30, 2004.

                                  TRAINER WORTHAM FUNDS

                                  By:   /s/ H. Williamson Ghriskey*
                                        ---------------------------------------
                                        H. Williamson Ghriskey
                                        President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                                        DATE
----------                           -----                                        ----
/s/ James F. Twaddell                Vice Chairman of the Board and Trustee       July 30, 2004
---------------------
James F. Twaddell

/s/ David P. Como                    Chairman of the Board and Trustee            July 30, 2004
-----------------
David P. Como

/s/ Robert S. Lazar                  Trustee                                      July 30, 2004
-------------------
Robert S. Lazar

/s/ David Elias                      Trustee                                      July 30, 2004
---------------
David Elias

/s/ Robert H. Breslin, Jr.           Trustee                                      July 30, 2004
--------------------------
Robert H. Breslin, Jr.

/s/ Timothy J. O'Hara                Trustee                                      June 30, 2004
---------------------
Timothy J. O'Hara

/s/ Todd Eisenberg                   Trustee                                      July 30, 2004
------------------
Todd Eisenberg

/s/ Martin Levin                     Trustee                                      July 30, 2004
----------------
Martin Levin

/s/ George A. Froley, III            Trustee                                      July 30, 2004
-------------------------
George A. Froley, III

/s/ H. Williamson Ghriskey           President, Chief Administrative Officer,     July 30, 2004
--------------------------           Chief Executive Officer
H. Williamson Ghriskey

/s/ Ann Houlihan                     Treasurer, Chief Financial Officer           July 30, 2004
----------------
Ann Houlihan

                                  EXHIBIT INDEX

EXHIBIT            DESCRIPTION
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